UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07239

Name of Registrant:	Vanguard Horizon Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Natalie Lamarque, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: September 30

Date of reporting period: October 1, 2025—March 31, 2026

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Strategic Equity Fund Investor Shares - VSEQX

Capital Opportunity Fund Investor Shares - VHCOX

Capital Opportunity Fund Admiral™ Shares - VHCAX

Global Equity Fund Investor Shares - VHGEX

Strategic Small-Cap Equity Fund Investor Shares - VSTCX

Vanguard Strategic Equity Fund

Investor Shares (VSEQX)

Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about Vanguard Strategic Equity Fund (the "Fund") for the period of October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$9	0.17%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of March 31, 2026)

Table Summary
Fund Net Assets (in millions)	$10,119
Number of Portfolio Holdings	610
Portfolio Turnover Rate	30%

Portfolio Composition % of Net Assets  (as of March 31, 2026)

Table Summary
Communication Services	3.6%
Consumer Discretionary	10.0%
Consumer Staples	3.6%
Energy	4.9%
Financials	15.3%
Health Care	10.7%
Industrials	18.7%
Information Technology	14.4%
Materials	5.7%
Real Estate	6.7%
Utilities	5.5%
Other Assets and Liabilities—Net	0.9%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since September 30, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR114

Vanguard Capital Opportunity Fund

Investor Shares (VHCOX)

Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about Vanguard Capital Opportunity Fund (the "Fund") for the period of October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$20	0.40%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of March 31, 2026)

Table Summary
Fund Net Assets (in millions)	$24,618
Number of Portfolio Holdings	190
Portfolio Turnover Rate	5%

Portfolio Composition % of Net Assets  (as of March 31, 2026)

Table Summary
Communication Services	6.5%
Consumer Discretionary	10.4%
Consumer Staples	0.9%
Energy	2.2%
Financials	8.3%
Health Care	25.0%
Industrials	12.1%
Information Technology	31.3%
Materials	0.4%
Real Estate	0.1%
Other Assets and Liabilities—Net	2.8%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities through its wholly-owned subsidiaries, Vanguard Capital Management, LLC and Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since September 30, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR111

Vanguard Capital Opportunity Fund

Admiral™ Shares (VHCAX)

Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about Vanguard Capital Opportunity Fund (the "Fund") for the period of October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$16	0.32%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of March 31, 2026)

Table Summary
Fund Net Assets (in millions)	$24,618
Number of Portfolio Holdings	190
Portfolio Turnover Rate	5%

Portfolio Composition % of Net Assets  (as of March 31, 2026)

Table Summary
Communication Services	6.5%
Consumer Discretionary	10.4%
Consumer Staples	0.9%
Energy	2.2%
Financials	8.3%
Health Care	25.0%
Industrials	12.1%
Information Technology	31.3%
Materials	0.4%
Real Estate	0.1%
Other Assets and Liabilities—Net	2.8%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities through its wholly-owned subsidiaries, Vanguard Capital Management, LLC and Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since September 30, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR5111

Vanguard Global Equity Fund

Investor Shares (VHGEX)

Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about Vanguard Global Equity Fund (the "Fund") for the period of October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$19	0.39%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of March 31, 2026)

Table Summary
Fund Net Assets (in millions)	$7,000
Number of Portfolio Holdings	182
Portfolio Turnover Rate	24%

Portfolio Composition % of Net Assets  (as of March 31, 2026)

Table Summary
Asia	15.3%
Europe	17.0%
North America	60.6%
Other	0.4%
South America	3.0%
Other Assets and Liabilities—Net	3.7%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities through its wholly-owned subsidiaries, Vanguard Capital Management, LLC and Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since September 30, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR129

Vanguard Strategic Small-Cap Equity Fund

Investor Shares (VSTCX)

Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about Vanguard Strategic Small-Cap Equity Fund (the "Fund") for the period of October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$11	0.21%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of March 31, 2026)

Table Summary
Fund Net Assets (in millions)	$2,453
Number of Portfolio Holdings	635
Portfolio Turnover Rate	30%

Portfolio Composition % of Net Assets  (as of March 31, 2026)

Table Summary
Communication Services	2.4%
Consumer Discretionary	10.7%
Consumer Staples	2.5%
Energy	6.0%
Financials	18.3%
Health Care	13.6%
Industrials	18.3%
Information Technology	12.9%
Materials	5.1%
Real Estate	6.5%
Utilities	3.0%
Other Assets and Liabilities—Net	0.7%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since September 30, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR615

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the six-months ended March 31, 2026
Vanguard Strategic Equity Fund

Contents
Financial Statements	1

Strategic Equity Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.1%)
Communication Services (3.6%)
*	Roku Inc.	716,785	67,822
	New York Times Co. Class A	572,069	47,899
	Match Group Inc.	1,454,021	44,653
*	Take-Two Interactive Software Inc.	186,698	36,873
*	Yelp Inc.	928,698	22,976
*	Lumen Technologies Inc.	3,198,219	22,228
*	Versant Media Group Inc.	577,938	21,395
*	Reddit Inc. Class A	132,015	17,776
	Iridium Communications Inc.	504,284	13,989
*	Trade Desk Inc. Class A	577,245	13,098
	Telephone & Data Systems Inc.	280,953	11,828
	News Corp. Class A	468,546	11,681
*	Snap Inc. Class A	1,945,821	8,951
*	Bumble Inc. Class A	1,816,991	5,923
*	Roblox Corp. Class A	80,594	4,558
*	EchoStar Corp. Class A	29,411	3,443
*	Magnite Inc.	277,835	3,301
	Fox Corp. Class B	53,838	2,859
*	Optimum Communications Inc. Class A	1,128,577	1,467
*	ZipRecruiter Inc. Class A	771,148	1,419
*	PubMatic Inc. Class A	172,885	1,414
*,1	fuboTV Inc. Class A	74,065	701
			366,254
Consumer Discretionary (10.0%)
	Tapestry Inc.	421,620	59,495
	Expedia Group Inc.	254,024	58,652
	eBay Inc.	636,188	57,906
	Hasbro Inc.	494,226	46,260
	Garmin Ltd.	192,118	44,573
	BorgWarner Inc. (XNYS)	804,115	43,631
	Travel & Leisure Co.	620,169	42,909
*	NVR Inc.	5,386	35,493
*	Covista Inc.	275,616	31,765
*	MGM Resorts International	824,782	30,525
	Carnival Corp.	1,092,672	28,278
	ADT Inc.	3,906,577	25,666
*	Etsy Inc.	477,516	23,866
	Boyd Gaming Corp.	284,105	23,348
	Leggett & Platt Inc.	2,256,069	22,290
	Signet Jewelers Ltd.	258,475	21,877
*	National Vision Holdings Inc.	804,498	20,836
*	Frontdoor Inc.	378,313	19,998
	Ralph Lauren Corp.	57,132	19,653
	Dana Inc.	550,606	18,528
	Buckle Inc.	358,477	18,053
	Macy's Inc.	936,624	16,944
*	Adient plc	837,144	16,919
	Bath & Body Works Inc.	902,505	16,850
*	Wayfair Inc. Class A	211,517	15,908
*	Five Below Inc.	67,297	15,376
*	Grand Canyon Education Inc.	77,772	13,224
*	Sonos Inc.	933,065	12,503
	Garrett Motion Inc.	606,577	11,021
*	Penn Entertainment Inc.	706,770	10,623
	American Eagle Outfitters Inc.	628,205	10,491
*	M/I Homes Inc.	85,022	10,411
*	Revolve Group Inc.	460,107	10,403
	Red Rock Resorts Inc. Class A	191,197	10,202
*	Warby Parker Inc. Class A	459,016	9,671
1

Strategic Equity Fund
		Shares	Market Value• ($000)
	Group 1 Automotive Inc.	28,873	9,546
*	GigaCloud Technology Inc. Class A	173,711	7,883
	Carter's Inc.	220,014	7,868
	Upbound Group Inc.	432,948	7,815
	Best Buy Co. Inc.	119,153	7,650
	Phinia Inc.	104,208	7,132
	Kohl's Corp.	534,163	6,891
*	BJ's Restaurants Inc.	183,758	6,450
*	YETI Holdings Inc.	173,469	6,347
*	Sally Beauty Holdings Inc.	423,062	5,859
*	Urban Outfitters Inc.	86,462	5,477
*	Planet Fitness Inc. Class A	68,514	5,096
*	Abercrombie & Fitch Co. Class A	54,223	4,954
	PVH Corp.	54,661	3,813
*	Deckers Outdoor Corp.	37,797	3,783
*	Bed Bath & Beyond Inc.	815,333	3,783
*	CarMax Inc.	89,528	3,723
	Gap Inc.	153,006	3,703
	G-III Apparel Group Ltd.	116,440	3,225
*	Laureate Education Inc.	87,891	3,062
	Levi Strauss & Co. Class A	159,807	2,955
*	Callaway Golf Co.	192,239	2,668
	Strategic Education Inc.	26,628	2,209
*	ThredUP Inc. Class A	662,136	2,172
*	Life Time Group Holdings Inc.	79,369	2,138
	Wynn Resorts Ltd.	19,888	2,020
*	Aptiv plc	27,548	1,913
*	Peloton Interactive Inc. Class A	411,760	1,766
*	Victoria's Secret & Co.	36,232	1,680
*,1	Groupon Inc.	119,300	1,420
*,1	QVC Group Inc.	137,634	299
			1,009,448
Consumer Staples (3.6%)
	Coca-Cola Consolidated Inc.	252,038	48,326
*	Post Holdings Inc.	354,170	35,013
	Church & Dwight Co. Inc.	337,922	31,535
	Dollar General Corp.	246,565	29,275
*	Boston Beer Co. Inc. Class A	114,668	26,419
	Seaboard Corp.	4,272	24,154
	Ingles Markets Inc. Class A	253,845	22,818
*	Sprouts Farmers Market Inc.	275,111	21,219
	Pilgrim's Pride Corp.	477,672	18,037
*	Maplebear Inc.	429,691	16,096
*	United Natural Foods Inc.	334,111	15,055
	Conagra Brands Inc.	917,874	14,429
	PriceSmart Inc.	85,997	12,943
	Casey's General Stores Inc.	15,788	11,491
*	US Foods Holding Corp.	86,528	7,979
	Marzetti Co.	54,779	7,578
	WD-40 Co.	32,952	6,720
	Clorox Co.	38,598	4,000
	McCormick & Co. Inc.	77,231	3,895
	Energizer Holdings Inc.	228,790	3,757
	Spectrum Brands Holdings Inc.	40,314	2,971
*	Herbalife Ltd.	160,161	2,358
	Tyson Foods Inc. Class A	31,571	2,023
*	USANA Health Sciences Inc.	72,128	1,260
			369,351
Energy (4.9%)
	Range Resources Corp.	1,491,231	67,374
	Ovintiv Inc. (XNYS)	805,608	47,821
	HF Sinclair Corp.	628,690	39,224
	Permian Resources Corp. Class A	1,779,847	37,946
	TechnipFMC plc	513,794	35,519
*	Par Pacific Holdings Inc.	517,342	32,406
*	Plains GP Holdings LP Class A	1,120,500	27,206
	Peabody Energy Corp.	781,131	25,738
*	Oceaneering International Inc.	622,439	22,078
	Antero Midstream Corp.	876,728	19,989
2

Strategic Equity Fund
		Shares	Market Value• ($000)
	Patterson-UTI Energy Inc.	1,729,393	18,729
*	Gulfport Energy Corp.	78,246	16,555
	EQT Corp.	247,633	15,759
*	Antero Resources Corp.	299,307	12,703
	DT Midstream Inc.	67,553	9,097
	Liberty Energy Inc.	312,555	9,002
*	Nabors Industries Ltd. (XNYS)	103,849	8,937
	International Seaways Inc.	119,899	8,738
	Weatherford International plc	83,034	7,853
*	ProPetro Holding Corp.	537,182	7,741
*	Green Plains Inc.	424,253	6,979
	World Kinect Corp.	261,979	6,044
*	CNX Resources Corp.	143,618	5,537
	Delek US Holdings Inc.	116,551	5,253
			494,228
Financials (15.3%)
	State Street Corp.	701,254	88,751
	Popular Inc.	477,447	64,059
	Globe Life Inc.	428,519	59,637
	Citizens Financial Group Inc.	965,728	57,915
	Federated Hermes Inc.	1,000,823	56,757
	MGIC Investment Corp.	2,012,811	52,836
	CNO Financial Group Inc.	1,259,956	51,734
	Axis Capital Holdings Ltd.	503,022	51,011
	Associated Banc-Corp.	1,829,049	47,299
	First BanCorp (XNYS)	2,204,365	47,085
	Zions Bancorp NA	807,777	46,544
	Affiliated Managers Group Inc.	165,818	45,882
	KeyCorp	2,115,270	42,411
	Essent Group Ltd.	711,369	41,572
	FNB Corp.	2,406,725	40,240
	RenaissanceRe Holdings Ltd.	129,312	38,435
	Virtu Financial Inc. Class A	733,146	32,244
	Piper Sandler Cos.	391,524	29,971
*	Affirm Holdings Inc.	640,147	29,332
	SEI Investments Co.	356,470	27,972
	Hartford Insurance Group Inc.	201,603	27,263
*	NMI Holdings Inc.	722,348	27,095
*	Enova International Inc.	198,666	26,985
	First Hawaiian Inc.	1,013,891	24,982
	Radian Group Inc.	739,399	24,459
	Primerica Inc.	94,382	23,641
	Hanover Insurance Group Inc.	120,456	20,881
*	LendingClub Corp.	1,446,965	20,721
*	Robinhood Markets Inc. Class A	288,039	19,961
	M&T Bank Corp.	95,819	19,808
	Hancock Whitney Corp.	310,081	19,718
	Assurant Inc.	79,677	17,354
	Northern Trust Corp.	123,134	17,186
	BankUnited Inc.	343,500	15,512
	Cboe Global Markets Inc.	53,897	15,149
	Banc of California Inc.	840,087	14,769
	Stifel Financial Corp.	188,646	13,945
	BGC Group Inc. Class A	1,340,281	13,108
	International Bancshares Corp.	187,000	12,583
	Invesco Ltd.	504,221	12,248
	OFG Bancorp	288,008	11,653
	PennyMac Financial Services Inc.	128,888	11,265
	UMB Financial Corp.	98,676	11,130
*	Palomar Holdings Inc.	92,288	11,028
	HCI Group Inc.	68,857	10,646
	Old Republic International Corp.	233,978	9,336
*	Toast Inc. Class A	349,369	9,262
	Columbia Banking System Inc.	324,258	8,894
*	Dave Inc.	50,822	8,848
*,1	Slide Insurance Holdings Inc.	477,929	8,603
	Jefferies Financial Group Inc.	161,728	6,674
	Acadian Asset Management Inc.	120,152	6,539
	Bread Financial Holdings Inc.	82,479	6,177
3

Strategic Equity Fund
		Shares	Market Value• ($000)
	WisdomTree Inc.	421,832	6,142
	Tradeweb Markets Inc. Class A	47,452	5,583
	Western Alliance Bancorp	74,310	5,265
	WSFS Financial Corp.	76,894	5,033
*	SoFi Technologies Inc.	305,496	4,851
*	SiriusPoint Ltd.	218,862	4,714
	Eastern Bankshares Inc.	228,976	4,479
	Commerce Bancshares Inc.	78,324	3,854
	Home BancShares Inc.	142,408	3,835
	Provident Financial Services Inc.	174,457	3,691
	Mercury General Corp.	41,479	3,656
	Southstate Bank Corp.	34,086	3,154
	Evercore Inc. Class A	10,420	3,110
	First American Financial Corp.	49,117	2,961
	First Interstate BancSystem Inc. Class A	85,276	2,848
	Simmons First National Corp. Class A	132,581	2,579
	S&T Bancorp Inc.	56,868	2,379
*	Bowhead Specialty Holdings Inc.	104,603	2,346
	PROG Holdings Inc.	78,861	2,263
	Independent Bank Corp. (XNGS)	28,647	2,155
	Banner Corp.	34,925	2,119
	Nelnet Inc. Class A	15,348	1,979
	Kemper Corp.	59,386	1,815
	Pinnacle Financial Partners Inc.	20,774	1,789
	Lazard Inc.	41,310	1,755
*	Marqeta Inc. Class A	410,234	1,674
*	Skyward Specialty Insurance Group Inc.	36,129	1,578
			1,546,717
Health Care (10.7%)
	Universal Health Services Inc. Class B	293,949	52,608
*	Tenet Healthcare Corp.	252,222	47,597
*	Incyte Corp.	499,636	47,026
*	Align Technology Inc.	234,951	40,278
	West Pharmaceutical Services Inc.	138,343	34,674
	Encompass Health Corp.	323,564	31,298
*	Medpace Holdings Inc.	60,065	28,843
*	Ionis Pharmaceuticals Inc.	379,257	28,478
*	Charles River Laboratories International Inc.	163,813	28,258
*	Moderna Inc.	504,078	25,607
*	Jazz Pharmaceuticals plc	133,819	25,298
*	BioCryst Pharmaceuticals Inc.	2,255,073	21,468
	Quest Diagnostics Inc.	109,479	21,456
*	Illumina Inc.	173,523	21,388
*	LivaNova plc	336,011	21,357
*	Alnylam Pharmaceuticals Inc.	60,122	19,893
*	10X Genomics Inc. Class A	868,446	18,437
*	United Therapeutics Corp.	30,921	18,336
*	Cooper Cos. Inc.	243,399	17,403
*	Arvinas Inc.	1,619,570	17,167
*	Pediatrix Medical Group Inc.	797,651	17,062
	Cardinal Health Inc.	80,373	16,984
*	Ultragenyx Pharmaceutical Inc.	782,649	16,396
*	Neurocrine Biosciences Inc.	122,894	16,190
*	ACADIA Pharmaceuticals Inc.	700,120	15,585
	DENTSPLY SIRONA Inc.	1,318,270	15,292
*	Omnicell Inc.	438,425	14,635
*	IRhythm Holdings Inc.	122,864	14,500
*	Arrowhead Pharmaceuticals Inc.	228,463	14,325
	Chemed Corp.	37,495	14,163
*	Sarepta Therapeutics Inc.	581,362	12,650
*	IQVIA Holdings Inc.	73,117	12,469
*	Ardelyx Inc.	2,016,043	12,076
*	Veeva Systems Inc. Class A	67,203	11,805
*	Exelixis Inc.	274,983	11,794
*	Teladoc Health Inc.	2,144,017	11,685
	Organon & Co.	1,950,165	11,681
*	Vir Biotechnology Inc.	1,294,935	11,603
*	Travere Therapeutics Inc.	374,846	11,137
*	AnaptysBio Inc.	170,737	9,469
4

Strategic Equity Fund
		Shares	Market Value• ($000)
*	Indivior Pharmaceuticals Inc.	306,067	9,329
*,1	Intellia Therapeutics Inc.	724,531	9,288
*	Doximity Inc. Class A	398,572	9,287
*	Progyny Inc.	485,578	8,245
*	Natera Inc.	40,765	8,153
*	Ironwood Pharmaceuticals Inc.	2,102,573	7,380
*	Centene Corp.	225,084	7,369
*	Insmed Inc.	44,769	7,321
*	Enovis Corp.	315,300	7,173
*	Syndax Pharmaceuticals Inc.	304,467	7,112
*	Alignment Healthcare Inc.	384,038	6,767
*	Janux Therapeutics Inc.	423,646	5,889
*	Altimmune Inc.	1,834,747	5,651
*	Haemonetics Corp.	97,888	5,517
*	Phreesia Inc.	641,083	5,372
*	Viridian Therapeutics Inc.	269,533	5,272
*	AtriCure Inc.	176,032	5,022
	CONMED Corp.	134,660	4,762
*	Editas Medicine Inc.	1,872,176	4,624
*	Option Care Health Inc.	166,202	4,474
*	Arcutis Biotherapeutics Inc.	187,124	4,409
*	Inspire Medical Systems Inc.	84,262	4,346
*	Rocket Pharmaceuticals Inc.	1,169,869	4,188
*	Biohaven Ltd.	490,599	4,150
*	Myriad Genetics Inc.	871,776	3,923
*	Emergent BioSolutions Inc.	465,318	3,862
*	Iovance Biotherapeutics Inc.	1,091,983	3,833
*	Kiniksa Pharmaceuticals International plc	79,078	3,808
*	Novocure Ltd.	327,034	3,565
*	Hinge Health Inc. Class A	90,000	3,470
*	Puma Biotechnology Inc.	540,434	3,453
*	Arcus Biosciences Inc.	158,851	3,431
*	Xencor Inc.	264,939	3,195
*	Fate Therapeutics Inc.	2,540,354	3,048
*	CareDx Inc.	163,309	2,835
*	Avantor Inc.	348,462	2,732
*	Insulet Corp.	12,945	2,716
*	Artivion Inc.	70,176	2,570
*	GoodRx Holdings Inc. Class A	1,264,093	2,478
*	Sotera Health Co.	172,415	2,472
*	Amneal Pharmaceuticals Inc.	198,296	2,465
*	Globus Medical Inc. Class A	26,815	2,310
*	Celldex Therapeutics Inc.	72,772	2,308
*	Enanta Pharmaceuticals Inc.	180,741	2,283
*	AMN Healthcare Services Inc.	120,668	2,213
*	Community Health Systems Inc.	737,087	2,167
*	Pacira BioSciences Inc.	95,303	2,154
*	Relay Therapeutics Inc.	214,353	2,133
*	Schrodinger Inc.	183,678	2,087
	Labcorp Holdings Inc.	7,542	2,012
*	PTC Therapeutics Inc.	28,952	1,972
*	BioMarin Pharmaceutical Inc.	34,371	1,942
*	Mineralys Therapeutics Inc.	70,050	1,898
*	CorVel Corp.	33,719	1,843
*	Waters Corp.	5,941	1,769
*,1	Agenus Inc.	511,809	1,709
*	Xeris Biopharma Holdings Inc.	220,443	1,279
*	Accendra Health Inc.	427,891	976
*	Arcturus Therapeutics Holdings Inc.	118,011	911
*	Organogenesis Holdings Inc.	334,062	792
*	Joint Corp.	66,951	593
			1,078,678
Industrials (18.7%)
	EMCOR Group Inc.	113,899	84,093
	BWX Technologies Inc.	325,898	66,643
	Allison Transmission Holdings Inc.	552,829	64,714
	EnerSys	361,376	62,778
	Curtiss-Wright Corp.	85,598	58,303
	Applied Industrial Technologies Inc.	219,660	58,280
5

Strategic Equity Fund
		Shares	Market Value• ($000)
	Primoris Services Corp.	376,222	53,815
	SS&C Technologies Holdings Inc.	792,727	53,565
	JB Hunt Transport Services Inc.	232,984	49,369
*	SkyWest Inc.	536,456	49,263
	Leidos Holdings Inc.	314,335	48,885
	Griffon Corp.	664,254	48,278
	Comfort Systems USA Inc.	28,872	39,814
*	Kirby Corp.	296,243	39,365
*	MasTec Inc.	117,856	37,919
	Textron Inc.	420,285	36,800
	Vertiv Holdings Co. Class A	143,598	35,983
	Allegion plc	224,254	32,582
	Watts Water Technologies Inc. Class A	106,822	31,009
	Woodward Inc.	85,020	30,430
*	MYR Group Inc.	105,030	29,652
	Mueller Water Products Inc. Class A	1,074,917	29,549
	Donaldson Co. Inc.	338,706	28,746
	Howmet Aerospace Inc.	117,316	27,037
	Kennametal Inc.	746,045	26,955
	Southwest Airlines Co.	686,140	25,778
	Maximus Inc.	373,527	23,943
	Expeditors International of Washington Inc.	165,823	23,751
	Sensata Technologies Holding plc	653,450	23,015
*	Paylocity Holding Corp.	211,338	22,833
	Brady Corp. Class A	273,790	22,243
	Ryder System Inc.	105,782	21,655
	Acuity Inc.	77,231	21,642
*	ATI Inc.	146,655	21,332
	Mueller Industries Inc.	185,768	20,583
	Federal Signal Corp.	187,354	20,260
	Tutor Perini Corp.	251,239	19,393
*	United Airlines Holdings Inc.	204,726	18,849
	Carpenter Technology Corp.	47,370	18,671
	Atkore Inc.	305,956	18,024
	Westinghouse Air Brake Technologies Corp.	71,392	17,842
	Graco Inc.	203,437	17,221
	ESCO Technologies Inc.	58,607	16,490
	Science Applications International Corp.	172,075	16,333
*	American Superconductor Corp.	470,284	15,919
	Korn Ferry	230,954	14,539
	HEICO Corp.	51,949	14,244
*	Bloom Energy Corp. Class A	102,312	13,862
*	CoreCivic Inc.	728,873	13,783
	Huntington Ingalls Industries Inc.	33,720	12,810
	Flowserve Corp.	173,443	12,750
*	SPX Technologies Inc.	63,263	12,649
*	Lyft Inc. Class A	920,825	12,247
	Greenbrier Cos. Inc.	228,275	12,019
	Xylem Inc.	97,518	11,653
	Broadridge Financial Solutions Inc.	68,625	11,150
	Valmont Industries Inc.	25,302	10,110
	Booz Allen Hamilton Holding Corp.	125,822	9,818
*	Legalzoom.com Inc.	1,722,644	9,767
	Matson Inc.	58,241	9,548
	Masco Corp.	153,063	9,240
	Leonardo DRS Inc.	205,841	9,164
	Delta Air Lines Inc.	127,917	8,504
*	Willdan Group Inc.	109,985	8,420
	Arcosa Inc.	70,439	7,476
	Moog Inc. Class A	23,877	6,987
*	Rocket Lab Corp.	100,853	6,477
	KBR Inc.	154,408	5,691
	Trinity Industries Inc.	170,877	5,499
	Enpro Inc.	21,619	5,419
*	Gibraltar Industries Inc.	133,900	5,339
	AZZ Inc.	42,223	5,283
	Ennis Inc.	238,646	5,112
	Wabash National Corp.	590,627	5,091
*	RBC Bearings Inc.	9,138	4,963
*	Upwork Inc.	429,787	4,710
6

Strategic Equity Fund
		Shares	Market Value• ($000)
*	Array Technologies Inc.	642,250	4,643
	MillerKnoll Inc.	319,092	4,614
*	Shoals Technologies Group Inc. Class A	665,328	4,378
	ABM Industries Inc.	98,919	3,810
	nVent Electric plc	31,960	3,780
*	Healthcare Services Group Inc.	189,210	3,510
	Advanced Drainage Systems Inc.	25,389	3,482
	Toro Co.	36,703	3,430
	Franklin Electric Co. Inc.	35,387	3,262
	Preformed Line Products Co.	11,267	3,051
	Exponent Inc.	46,684	3,046
*	ExlService Holdings Inc.	96,805	2,948
	Dover Corp.	14,120	2,943
	Worthington Enterprises Inc.	55,735	2,906
	UFP Industries Inc.	30,458	2,806
	Zurn Elkay Water Solutions Corp.	61,947	2,778
	HNI Corp.	77,048	2,573
*	SiteOne Landscape Supply Inc.	18,238	2,428
	McGrath RentCorp.	21,608	2,383
	ICF International Inc.	36,249	2,367
	Genco Shipping & Trading Ltd.	99,578	2,246
*	OPENLANE Inc.	74,867	2,182
*	Vicor Corp.	12,026	1,936
*	Sunrun Inc.	136,797	1,855
	Tennant Co.	26,403	1,753
	CRA International Inc.	10,738	1,738
	Albany International Corp. Class A	33,176	1,732
	Pentair plc	18,985	1,654
	Alight Inc. Class A	1,276,004	744
			1,894,906
Information Technology (14.4%)
*	Cirrus Logic Inc.	481,233	69,596
	Teradyne Inc.	196,540	58,266
	NetApp Inc. (XNGS)	505,694	51,778
*	Coherent Corp.	208,895	49,761
*	MongoDB Inc.	163,981	40,138
*	Extreme Networks Inc.	2,616,081	39,450
*	Lumentum Holdings Inc.	54,334	38,184
	RingCentral Inc. Class A	1,020,037	37,935
*	Ciena Corp.	94,473	36,677
*	Dropbox Inc. Class A	1,517,194	34,471
*	Zebra Technologies Corp. Class A	160,937	33,649
*	Fastly Inc. Class A	1,130,791	32,861
	CDW Corp.	267,943	32,426
*	Teradata Corp.	1,240,006	31,781
	Hewlett Packard Enterprise Co.	1,287,180	30,648
	Seagate Technology Holdings plc	73,539	28,810
*	Zoom Communications Inc.	347,125	27,905
*	Manhattan Associates Inc.	205,890	27,408
*	Ambarella Inc.	523,873	26,966
*	nLight Inc.	470,010	26,800
	Jabil Inc.	97,870	25,997
*	Ultra Clean Holdings Inc.	397,112	24,692
*	Commvault Systems Inc.	304,257	23,699
*	Everpure Inc. Class A	389,070	22,971
*	Calix Inc.	467,358	22,896
	Amkor Technology Inc.	507,319	22,845
*	MaxLinear Inc.	1,293,517	22,494
*	First Solar Inc.	104,213	20,557
*	Credo Technology Group Holding Ltd.	217,466	20,414
*	Fabrinet	38,963	20,320
*	Sandisk Corp.	30,783	19,558
*	Appian Corp. Class A	775,549	18,698
	Western Digital Corp.	65,762	17,788
*	Kyndryl Holdings Inc.	1,346,964	17,672
*	Plexus Corp.	79,772	16,157
	TD SYNNEX Corp.	95,632	16,134
*	Astera Labs Inc.	145,658	15,964
*	Penguin Solutions Inc.	899,766	15,836
7

Strategic Equity Fund
		Shares	Market Value• ($000)
*	MACOM Technology Solutions Holdings Inc.	68,831	15,285
*	HubSpot Inc.	62,435	15,240
*	Workiva Inc.	249,942	14,904
*	Tenable Holdings Inc.	833,959	14,106
*	Twilio Inc. Class A	103,585	13,033
*	Unity Software Inc.	552,762	12,128
*	Docusign Inc.	239,902	11,374
*	Five9 Inc.	671,684	10,189
*	SentinelOne Inc. Class A	782,599	10,080
*	TTM Technologies Inc.	99,987	9,741
*	Zscaler Inc.	66,292	9,300
	MKS Inc.	38,041	8,742
*	Asana Inc. Class A	1,328,558	8,503
*	PagerDuty Inc.	1,324,073	8,222
*	ADTRAN Holdings Inc.	638,995	8,039
*	Sanmina Corp.	61,905	8,025
*	LiveRamp Holdings Inc.	297,775	7,897
*	Photronics Inc.	190,243	7,688
*	Ichor Holdings Ltd.	161,635	7,534
*	Samsara Inc. Class A	222,853	7,062
*	FormFactor Inc.	72,149	6,998
*	SolarEdge Technologies Inc.	125,026	6,383
*	Super Micro Computer Inc. (XNGS)	257,605	5,866
*	Flex Ltd.	89,037	5,828
*	Semtech Corp.	71,578	5,504
*	Alarm.com Holdings Inc.	123,086	5,316
*	Elastic NV	95,768	4,787
*	Evolv Technologies Holdings Inc.	787,515	4,764
*	Sprinklr Inc. Class A	785,557	4,713
*	nCino Inc.	279,745	4,191
*	Rapid7 Inc.	749,449	4,129
	Benchmark Electronics Inc.	73,534	4,122
*	AvePoint Inc.	424,412	4,036
	Vishay Intertechnology Inc.	209,655	3,774
*	Arlo Technologies Inc.	257,951	3,671
	Pegasystems Inc.	84,867	3,612
	Cognex Corp.	69,878	3,423
*	Diodes Inc.	45,951	3,137
*	Yext Inc.	789,914	3,033
*	Domo Inc. Class B	868,846	2,659
*	AppLovin Corp. Class A	6,433	2,560
*	Axcelis Technologies Inc.	27,372	2,548
*	8x8 Inc.	1,507,087	2,502
*	Viasat Inc.	52,787	2,418
	Skyworks Solutions Inc.	43,246	2,316
*	Freshworks Inc. Class A	284,878	2,288
*	Guidewire Software Inc.	15,057	2,252
*	Unisys Corp.	1,063,469	2,201
*	Cohu Inc.	69,454	2,127
	Napco Security Technologies Inc.	50,839	2,003
*	Alpha & Omega Semiconductor Ltd.	90,024	1,995
*	Qualys Inc.	22,186	1,949
*,1	IREN Ltd.	55,173	1,891
*	Braze Inc. Class A	68,363	1,614
[1]	Xerox Holdings Corp.	1,069,756	1,380
*	Insight Enterprises Inc.	16,387	1,098
*	Nutanix Inc. Class A	27,780	1,056
*	Blend Labs Inc. Class A	497,871	846
			1,452,284
Materials (5.7%)
	CF Industries Holdings Inc.	592,817	76,971
	Alcoa Corp.	866,447	57,471
	Albemarle Corp.	265,832	47,725
	Reliance Inc.	121,866	37,037
*	Century Aluminum Co.	538,053	31,578
*	Constellium SE	1,082,758	26,614
	Packaging Corp. of America	120,200	25,509
	Crown Holdings Inc.	247,858	24,848
	Element Solutions Inc.	585,162	19,977
8

Strategic Equity Fund
		Shares	Market Value• ($000)
	Balchem Corp.	108,624	18,410
	Scotts Miracle-Gro Co.	290,307	17,654
	Huntsman Corp.	1,058,739	14,092
	Hecla Mining Co.	726,589	13,536
	Kaiser Aluminum Corp.	108,762	13,107
	Mosaic Co.	512,227	13,062
*	O-I Glass Inc.	1,196,753	12,578
	Commercial Metals Co.	204,196	12,544
	Warrior Met Coal Inc.	133,315	12,418
	AptarGroup Inc.	95,135	11,989
	Celanese Corp.	175,103	11,516
	United States Lime & Minerals Inc.	79,280	10,355
	Sensient Technologies Corp.	104,414	9,026
	Avery Dennison Corp.	49,995	8,633
*	Alpha Metallurgical Resources Inc.	32,745	6,722
	Royal Gold Inc.	24,797	6,311
	Sylvamo Corp.	124,208	5,247
	Chemours Co.	232,097	5,113
*	Metallus Inc.	282,836	4,622
	Innospec Inc.	62,150	4,538
	Greif Inc. Class A	57,617	3,864
	Materion Corp.	26,251	3,797
	Solstice Advanced Materials Inc.	33,953	2,586
*	Ingevity Corp.	35,821	2,551
	Avient Corp.	69,601	2,526
	TriMas Corp.	68,754	2,471
*	Perimeter Solutions Inc.	85,160	2,080
			579,078
Real Estate (6.7%)
	Brixmor Property Group Inc.	2,169,506	62,482
	Omega Healthcare Investors Inc.	1,339,554	58,699
	First Industrial Realty Trust Inc.	950,627	54,994
*	Jones Lang LaSalle Inc.	169,085	51,456
	Host Hotels & Resorts Inc.	2,677,945	51,309
	COPT Defense Properties	1,143,636	34,995
	Cousins Properties Inc.	1,541,383	34,789
*	CBRE Group Inc. Class A	211,771	28,687
	Federal Realty Investment Trust	256,241	27,215
	Urban Edge Properties	1,149,255	22,962
	Phillips Edison & Co. Inc.	578,055	21,631
	Equity Residential	352,613	20,857
	Kimco Realty Corp.	866,371	19,467
	Broadstone Net Lease Inc.	959,123	17,523
	STAG Industrial Inc.	480,298	17,320
	Xenia Hotels & Resorts Inc.	1,072,566	15,906
	Gaming & Leisure Properties Inc.	346,515	15,375
	Highwoods Properties Inc.	673,583	14,421
	NNN REIT Inc.	307,685	12,932
	Outfront Media Inc.	480,065	12,722
	DiamondRock Hospitality Co.	1,107,212	10,375
	EPR Properties	185,530	9,269
	Regency Centers Corp.	106,773	8,078
*	Piedmont Realty Trust Inc.	1,022,627	6,719
	LXP Industrial Trust	139,956	6,474
*	Cushman & Wakefield Ltd.	518,313	6,355
	Tanger Inc.	165,449	5,622
	Sabra Health Care REIT Inc.	288,175	5,542
	InvenTrust Properties Corp.	158,269	4,821
*	Zillow Group Inc. Class C	103,859	4,298
	Rexford Industrial Realty Inc.	129,770	4,247
	Universal Health Realty Income Trust	94,854	3,839
	Newmark Group Inc. Class A	147,992	2,218
	RLJ Lodging Trust	289,866	2,151
	Sunstone Hotel Investors Inc.	231,924	2,090
	Millrose Properties Inc.	67,695	1,895
			679,735
Utilities (5.5%)
	Edison International	1,165,400	85,284
	CMS Energy Corp.	951,336	73,805
9

Strategic Equity Fund
		Shares	Market Value• ($000)
	National Fuel Gas Co.	675,953	63,513
	Avista Corp.	1,186,895	47,642
	Black Hills Corp.	648,816	45,034
	Evergy Inc.	543,806	44,549
	NRG Energy Inc.	237,194	34,663
	Eversource Energy	480,693	33,302
	Portland General Electric Co.	612,570	32,325
	DTE Energy Co.	199,576	29,182
	Ameren Corp.	224,472	24,674
	Spire Inc.	178,859	16,194
	American States Water Co.	153,768	11,628
	FirstEnergy Corp.	100,053	5,069
	ONE Gas Inc.	53,305	4,591
	Southwest Gas Holdings Inc.	32,829	2,853
	New Jersey Resources Corp.	44,210	2,428
			556,736
Total Common Stocks (Cost $8,313,828)			10,027,415
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
[2,3]	Vanguard Market Liquidity Fund, 3.687% (Cost $60,051)	600,582	60,052
Total Investments (99.7%) (Cost $8,373,879)			10,087,467
Other Assets and Liabilities—Net (0.3%)			31,932
Net Assets (100%)			10,119,399
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $6,236.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $6,345 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	June 2026	543	68,206	76
E-mini S&P 500 Index	June 2026	88	28,911	(421)
				(345)

See accompanying Notes, which are an integral part of the Financial Statements.
10

Strategic Equity Fund
Statement of Assets and Liabilities
As of March 31, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $8,313,828)	10,027,415
Affiliated Issuers (Cost $60,051)	60,052
Total Investments in Securities	10,087,467
Investment in Vanguard	240
Cash	1
Cash Collateral Pledged—Futures Contracts	5,523
Receivables for Investment Securities Sold	21,211
Receivables for Accrued Income	7,306
Receivables for Capital Shares Issued	10,798
Variation Margin Receivable—Futures Contracts	2,080
Total Assets	10,134,626
Liabilities
Payables for Investment Securities Purchased	191
Collateral for Securities on Loan	6,345
Payables for Capital Shares Redeemed	7,945
Payables to Vanguard	746
Total Liabilities	15,227
Net Assets	10,119,399
1 Includes $6,236 of securities on loan.
At March 31, 2026, net assets consisted of:

Paid-in Capital	7,926,802
Total Distributable Earnings (Loss)	2,192,597
Net Assets	10,119,399

Net Assets
Applicable to 265,159,319 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	10,119,399
Net Asset Value Per Share	$38.16

See accompanying Notes, which are an integral part of the Financial Statements.
11

Strategic Equity Fund
Statement of Operations

Six Months Ended March 31, 2026
($000)
Investment Income
Income
Dividends	66,300
Interest[1]	1,013
Securities Lending—Net	29
Total Income	67,342
Expenses
The Vanguard Group—Note C
Investment Advisory Services	1,735
Management and Administrative	6,312
Marketing and Distribution	286
Custodian Fees	21
Shareholders’ Reports	62
Trustees’ Fees and Expenses	3
Other Expenses	7
Total Expenses	8,426
Net Investment Income	58,916
Realized Net Gain (Loss)
Investment Securities Sold[1]	560,908
Futures Contracts	1,668
Realized Net Gain (Loss)	562,576
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(200,487)
Futures Contracts	(802)
Change in Unrealized Appreciation (Depreciation)	(201,289)
Net Increase (Decrease) in Net Assets Resulting from Operations	420,203
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $934, less than $1, and ($4), respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
12

Strategic Equity Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2026	Year Ended September 30, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	58,916	124,120
Realized Net Gain (Loss)	562,576	894,198
Change in Unrealized Appreciation (Depreciation)	(201,289)	104,447
Net Increase (Decrease) in Net Assets Resulting from Operations	420,203	1,122,765
Distributions
Total Distributions	(992,554)	(930,369)
Capital Share Transactions
Issued	808,731	1,075,366
Issued in Lieu of Cash Distributions	914,103	867,984
Redeemed	(616,186)	(1,605,312)
Net Increase (Decrease) from Capital Share Transactions	1,106,648	338,038
Total Increase (Decrease)	534,297	530,434
Net Assets
Beginning of Period	9,585,102	9,054,668
End of Period	10,119,399	9,585,102

See accompanying Notes, which are an integral part of the Financial Statements.
13

Strategic Equity Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2026	Year Ended September 30,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$40.63	$40.05	$32.13	$30.70	$44.07	$30.31
Investment Operations
Net Investment Income[1]	.234	.511	.490	.503	.517	.465
Net Realized and Unrealized Gain (Loss) on Investments	1.481	4.174	9.531	4.527	(5.606)	13.937
Total from Investment Operations	1.715	4.685	10.021	5.030	(5.089)	14.402
Distributions
Dividends from Net Investment Income	(.479)	(.462)	(.518)	(.457)	(.526)	(.479)
Distributions from Realized Capital Gains	(3.706)	(3.643)	(1.583)	(3.143)	(7.755)	(.163)
Total Distributions	(4.185)	(4.105)	(2.101)	(3.600)	(8.281)	(.642)
Net Asset Value, End of Period	$38.16	$40.63	$40.05	$32.13	$30.70	$44.07
Total Return[2]	4.40%	13.01%	32.29%	16.99%	-14.81%	47.98%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$10,119	$9,585	$9,055	$7,028	$6,336	$7,866
Ratio of Total Expenses to Average Net Assets	0.17%	0.17%	0.17%[3]	0.17%[3]	0.17%	0.17%
Ratio of Net Investment Income to Average Net Assets	1.20%	1.37%	1.38%	1.54%	1.39%	1.15%
Portfolio Turnover Rate	30%	62%	63%	64%	62%	59%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.17%.

See accompanying Notes, which are an integral part of the Financial Statements.
14

Strategic Equity Fund
Notes to Financial Statements
Vanguard Strategic Equity Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended March 31, 2026, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be
15

Strategic Equity Fund
called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Portfolio Management, LLC.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At March 31, 2026, the fund had contributed to Vanguard capital in the amount of $240,000, representing less than 0.01% of the fund’s net assets and 0.10% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At March 31, 2026, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.
E.	As of March 31, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	8,380,064
Gross Unrealized Appreciation	2,383,081
Gross Unrealized Depreciation	(676,023)
Net Unrealized Appreciation (Depreciation)	1,707,058
F.	During the six months ended March 31, 2026, the fund purchased $3,131,684,000 of investment securities and sold $2,992,923,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended March 31, 2026, such purchases were $17,563,000 and sales were $13,067,000, resulting in net realized gain of $4,163,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital shares issued and redeemed were:

	Six Months Ended March 31, 2026	Year Ended September 30, 2025
	Shares (000)	Shares (000)
Issued	20,498	29,072
Issued in Lieu of Cash Distributions	24,376	24,091
Redeemed	(15,621)	(43,358)
Net Increase (Decrease) in Shares Outstanding	29,253	9,805
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
16

Strategic Equity Fund
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q1142 052026
17

Financial Statements
For the six-months ended March 31, 2026
Vanguard Capital Opportunity Fund

Contents
Financial Statements	1

Capital Opportunity Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (97.2%)
Communication Services (6.5%)
	Alphabet Inc. Class A	1,846,450	530,965
	Alphabet Inc. Class C	1,561,170	447,837
*	Baidu Inc. ADR	2,366,490	263,674
	Meta Platforms Inc. Class A	173,800	99,436
*	Netflix Inc.	696,050	66,925
	Universal Music Group NV	2,591,005	50,294
*	Spotify Technology SA	61,271	29,711
*	Pinterest Inc. Class A	1,608,750	29,505
*	Live Nation Entertainment Inc.	180,920	27,592
*	ZoomInfo Technologies Inc.	3,212,664	19,212
*	Trade Desk Inc. Class A	798,500	18,118
	Walt Disney Co.	132,140	12,736
*	Take-Two Interactive Software Inc.	39,480	7,797
*	Snap Inc. Class A	10,500	48
			1,603,850
Consumer Discretionary (10.4%)
*	Amazon.com Inc.	2,150,712	447,929
	Alibaba Group Holding Ltd. ADR	3,479,976	436,598
*	Tesla Inc.	955,690	355,278
	TJX Cos. Inc.	2,088,600	333,549
*,1	XPeng Inc. ADR	8,237,719	140,947
	Sony Group Corp. ADR	5,445,375	112,719
	Royal Caribbean Cruises Ltd.	382,000	105,119
	Ross Stores Inc.	444,800	96,357
*	CarMax Inc.	1,665,647	69,258
*	Burlington Stores Inc.	209,400	68,135
	eBay Inc.	517,600	47,112
*	Flutter Entertainment plc	419,047	42,722
	Carnival Corp.	1,577,945	40,837
*	Cava Group Inc.	498,400	40,320
*	Carvana Co.	125,387	39,419
*	Capri Holdings Ltd.	2,215,053	39,029
	Entain plc	4,503,388	33,831
*	Ollie's Bargain Outlet Holdings Inc.	346,260	31,870
	Marriott International Inc. Class A	56,400	18,447
*	Mobileye Global Inc. Class A	2,207,900	15,168
*	Ulta Beauty Inc.	23,000	12,022
*	DoorDash Inc. Class A	71,200	10,691
*	SharkNinja Inc.	85,200	9,023
*	Norwegian Cruise Line Holdings Ltd.	409,725	7,662
*	Rivian Automotive Inc. Class A	207,300	3,120
*	Valvoline Inc.	87,030	2,931
	Tapestry Inc.	12,100	1,707
	Restaurant Brands International Inc.	17,600	1,301
			2,563,101
Consumer Staples (0.9%)
*	Performance Food Group Co.	1,528,127	130,900
	Casey's General Stores Inc.	36,300	26,421
*	e.l.f. Beauty Inc.	410,300	24,868
*	US Foods Holding Corp.	268,900	24,795
*	BellRing Brands Inc.	380,162	6,117
			213,101
Energy (2.2%)
	ConocoPhillips	2,000,500	264,066
	Chevron Corp.	438,362	90,697
	EOG Resources Inc.	355,521	51,398
	TechnipFMC plc	604,700	41,803
	Viper Energy Inc. Class A	693,300	32,578
1

Capital Opportunity Fund
		Shares	Market Value• ($000)
	Coterra Energy Inc.	773,350	27,175
	Exxon Mobil Corp.	133,910	22,719
	Expand Energy Corp.	128,000	14,052
			544,488
Financials (8.3%)
	Raymond James Financial Inc.	2,656,237	384,597
[2]	MarketAxess Holdings Inc.	1,833,050	302,417
	Charles Schwab Corp.	3,186,159	299,435
	Northern Trust Corp.	2,123,111	296,323
	Visa Inc. Class A	614,000	185,575
	PayPal Holdings Inc. (XNGS)	2,264,300	102,414
	CME Group Inc.	333,954	98,633
	Wells Fargo & Co.	991,300	78,917
	Morgan Stanley	372,902	61,369
	Progressive Corp.	277,230	54,958
	Capital One Financial Corp.	291,340	53,149
	JPMorgan Chase & Co.	105,300	30,975
	Evercore Inc. Class A	101,300	30,239
	Mastercard Inc. Class A	49,800	24,883
*	WEX Inc.	66,500	10,177
	Tradeweb Markets Inc. Class A	68,200	8,024
	Citigroup Inc. (XNYS)	63,900	7,247
*	Toast Inc. Class A	141,000	3,738
	Sony Financial Group Inc. ADR	728,795	3,287
			2,036,357
Health Care (25.0%)
	Eli Lilly & Co.	1,752,103	1,611,532
	Amgen Inc.	1,712,059	602,388
*	Biogen Inc.	2,332,567	427,630
*	Boston Scientific Corp.	5,573,966	349,766
*	BeOne Medicines Ltd. ADR	1,169,571	347,328
*	BioMarin Pharmaceutical Inc.	5,095,845	287,864
	Bristol-Myers Squibb Co.	4,579,500	277,747
*	Elanco Animal Health Inc. (XNYS)	10,253,376	245,363
	AstraZeneca plc ADR	1,189,895	234,671
*	BioNTech SE ADR	2,189,120	194,569
	Novartis AG ADR	1,211,220	185,014
*	Glaukos Corp.	1,698,772	182,890
	Thermo Fisher Scientific Inc.	352,760	173,392
*	Illumina Inc.	1,245,379	153,505
*	LivaNova plc	1,912,100	121,533
*	Edwards Lifesciences Corp.	1,450,600	116,164
	Zimmer Biomet Holdings Inc.	916,460	82,866
	Roche Holding AG	200,231	79,910
*,1	Immunocore Holdings plc ADR	2,335,650	70,420
*	Alkermes plc	1,722,050	60,892
	Revvity Inc.	674,140	59,061
*	Neurocrine Biosciences Inc.	417,300	54,975
*	Charles River Laboratories International Inc.	249,500	43,039
	Agilent Technologies Inc.	250,950	28,603
	Danaher Corp.	138,600	26,279
	Bruker Corp.	705,700	25,490
*	Repligen Corp.	170,378	20,074
	QIAGEN NV	500,580	20,043
	Humana Inc.	91,400	15,848
*	Allogene Therapeutics Inc.	5,364,570	13,090
	Alcon AG	151,840	11,441
*	GRAIL Inc.	165,188	8,537
[3]	Siemens Healthineers AG	171,280	7,308
*	Waters Corp.	21,600	6,433
*	Bridgebio Pharma Inc.	74,700	5,547
	Sandoz Group AG	10,840	849
*	Kyntra Bio Inc.	2,716	18
			6,152,079
Industrials (12.1%)
	FedEx Corp.	1,353,874	482,223
*	Nextpower Inc. Class A	2,653,157	319,838
	Southwest Airlines Co.	8,459,559	317,826
	AECOM	3,441,656	291,921
2

Capital Opportunity Fund
		Shares	Market Value• ($000)
	Jacobs Solutions Inc.	2,070,501	263,533
*	United Airlines Holdings Inc.	2,815,843	259,255
	IDEX Corp.	1,011,729	191,773
	Delta Air Lines Inc.	2,371,670	157,669
	Curtiss-Wright Corp.	208,700	142,150
*	American Airlines Group Inc.	10,632,230	114,190
	Airbus SE	582,732	110,179
	TransDigm Group Inc.	74,173	85,964
*	Amentum Holdings Inc.	2,584,238	67,397
	AMETEK Inc.	188,653	40,440
*	Boeing Co.	129,830	25,840
*	Lyft Inc. Class A	1,297,824	17,261
	Ryanair Holdings plc ADR	267,050	15,435
	Textron Inc.	174,000	15,235
	GFL Environmental Inc. (XTSE)	362,100	15,107
	Rockwell Automation Inc.	39,500	14,176
	Carrier Global Corp.	201,212	11,330
*	Uber Technologies Inc.	98,000	7,049
*	JetBlue Airways Corp.	1,334,500	5,898
	ITT Inc.	9,000	1,715
			2,973,404
Information Technology (31.3%)
	Micron Technology Inc.	4,095,987	1,383,788
*	Flex Ltd.	10,633,560	696,073
	NVIDIA Corp.	3,466,240	604,512
	KLA Corp.	407,600	600,154
	Microsoft Corp.	1,243,240	460,210
	Jabil Inc.	1,435,700	381,365
*	Intel Corp.	7,760,500	342,471
	ASML Holding NV GDR (Registered)	252,167	333,070
	Corning Inc.	1,934,824	263,078
	Texas Instruments Inc.	1,237,280	240,206
	NetApp Inc. (XNGS)	2,146,080	219,737
*	Trimble Inc.	2,939,651	191,753
*	Adobe Inc.	707,850	172,064
	Entegris Inc.	1,108,658	129,979
*	MongoDB Inc.	512,588	125,466
*	Gitlab Inc. Class A	5,188,070	112,270
*	FormFactor Inc.	1,097,941	106,489
	Universal Display Corp.	1,109,235	101,673
*	Ciena Corp.	238,000	92,399
*	Synopsys Inc.	200,200	79,375
	Teradyne Inc.	260,900	77,346
	Broadcom Inc.	239,500	74,128
*,1	Descartes Systems Group Inc.	1,034,599	74,036
*	Fair Isaac Corp.	62,250	66,454
*	Zoom Communications Inc.	808,450	64,991
	Oracle Corp.	427,800	62,934
*	Nutanix Inc. Class A	1,578,619	60,003
*	Keysight Technologies Inc.	194,660	54,966
	Hewlett Packard Enterprise Co.	2,205,650	52,517
	Marvell Technology Inc.	490,279	48,562
	Intuit Inc.	112,275	48,545
*	AppLovin Corp. Class A	106,676	42,457
*	Advanced Micro Devices Inc.	205,960	41,898
	HP Inc.	1,781,500	34,223
*	ARM Holdings plc ADR	210,570	31,855
*	Autodesk Inc.	120,600	28,872
	Analog Devices Inc.	90,000	28,633
*	Aurora Innovation Inc.	6,741,100	27,773
*	Palo Alto Networks Inc.	170,020	27,258
*	Okta Inc.	337,548	26,568
	Western Digital Corp.	90,000	24,344
	QUALCOMM Inc.	165,362	21,295
	Salesforce Inc.	112,800	21,056
*	BlackBerry Ltd.	2,291,276	7,424
	RingCentral Inc. Class A	197,300	7,338
*	Docusign Inc.	70,000	3,319
*	Gartner Inc.	20,000	3,167
3

Capital Opportunity Fund
		Shares	Market Value• ($000)
*	Unity Software Inc.	128,900	2,828
*	Crowdstrike Holdings Inc. Class A	1,900	742
	Applied Materials Inc.	300	103
			7,701,767
Materials (0.4%)
*	Ivanhoe Mines Ltd. Class A	9,372,800	80,111
	Albemarle Corp.	160,500	28,815
			108,926
Real Estate (0.1%)
*	CoStar Group Inc.	411,200	16,588
	Welltower Inc.	76,945	15,213
			31,801
Total Common Stocks (Cost $9,022,619)			23,928,874
Temporary Cash Investments (3.1%)
Money Market Fund (3.1%)
[4,5]	Vanguard Market Liquidity Fund, 3.687% (Cost $770,210)	7,704,366	770,360
Total Investments (100.3%) (Cost $9,792,829)			24,699,234
Other Assets and Liabilities—Net (-0.3%)			(80,846)
Net Assets (100%)			24,618,388
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $86,512.
2	Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2026, the aggregate value was $7,308, representing 0.0% of net assets.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $90,575 was received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

See accompanying Notes, which are an integral part of the Financial Statements.
4

Capital Opportunity Fund
Statement of Assets and Liabilities
As of March 31, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $8,645,900)	23,626,457
Affiliated Issuers (Cost $1,146,929)	1,072,777
Total Investments in Securities	24,699,234
Investment in Vanguard	608
Cash	5,687
Foreign Currency, at Value (Cost $4)	4
Receivables for Investment Securities Sold	28,376
Receivables for Accrued Income	18,438
Receivables for Capital Shares Issued	4,398
Total Assets	24,756,745
Liabilities
Payables for Investment Securities Purchased	25,905
Collateral for Securities on Loan	90,575
Payables to Investment Advisor	12,995
Payables for Capital Shares Redeemed	7,514
Payables to Vanguard	1,368
Total Liabilities	138,357
Net Assets	24,618,388
1 Includes $86,512 of securities on loan.
At March 31, 2026, net assets consisted of:

Paid-in Capital	8,664,468
Total Distributable Earnings (Loss)	15,953,920
Net Assets	24,618,388

Investor Shares—Net Assets
Applicable to 13,736,191 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,250,604
Net Asset Value Per Share—Investor Shares	$91.04

Admiral™ Shares—Net Assets
Applicable to 111,236,888 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	23,367,784
Net Asset Value Per Share—Admiral Shares	$210.07

See accompanying Notes, which are an integral part of the Financial Statements.
5

Capital Opportunity Fund
Statement of Operations

Six Months Ended March 31, 2026
($000)
Investment Income
Income
Dividends—Unaffiliated Issuers[1]	100,689
Dividends—Affiliated Issuers	2,710
Interest—Unaffiliated Issuers	3
Interest—Affiliated Issuers	12,190
Securities Lending—Net	1,790
Total Income	117,382
Expenses
Investment Advisory Fees—Note B
Basic Fee	26,073
Performance Adjustment	212
The Vanguard Group—Note C
Management and Administrative—Investor Shares	1,294
Management and Administrative—Admiral Shares	14,064
Marketing and Distribution—Investor Shares	33
Marketing and Distribution—Admiral Shares	374
Custodian Fees	169
Shareholders’ Reports—Investor Shares	13
Shareholders’ Reports—Admiral Shares	53
Trustees’ Fees and Expenses	7
Other Expenses	8
Total Expenses	42,300
Net Investment Income	75,082
Realized Net Gain (Loss)
Investment Securities Sold—Unaffiliated Issuers	1,340,387
Investment Securities Sold—Affiliated Issuers	(7,214)
Foreign Currencies	(24)
Realized Net Gain (Loss)	1,333,149
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers	(214,346)
Investment Securities—Affiliated Issuers	(20,174)
Foreign Currencies	(29)
Change in Unrealized Appreciation (Depreciation)	(234,549)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,173,682
1	Dividends are net of foreign withholding taxes of $1,553.

See accompanying Notes, which are an integral part of the Financial Statements.
6

Capital Opportunity Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2026	Year Ended September 30, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	75,082	155,780
Realized Net Gain (Loss)	1,333,149	1,974,814
Change in Unrealized Appreciation (Depreciation)	(234,549)	1,395,168
Net Increase (Decrease) in Net Assets Resulting from Operations	1,173,682	3,525,762
Distributions
Investor Shares	(117,688)	(103,994)
Admiral Shares	(2,197,134)	(1,625,426)
Total Distributions	(2,314,822)	(1,729,420)
Capital Share Transactions
Investor Shares	(114,125)	(71,655)
Admiral Shares	1,210,418	(176,445)
Net Increase (Decrease) from Capital Share Transactions	1,096,293	(248,100)
Total Increase (Decrease)	(44,847)	1,548,242
Net Assets
Beginning of Period	24,663,235	23,114,993
End of Period	24,618,388	24,663,235

See accompanying Notes, which are an integral part of the Financial Statements.
7

Capital Opportunity Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2026	Year Ended September 30,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$95.60	$88.86	$72.75	$63.49	$88.53	$71.69
Investment Operations
Net Investment Income[1]	.243	.527	.581	.548	.470	.276
Net Realized and Unrealized Gain (Loss) on Investments	4.237	12.907	17.340	14.575	(16.748)	23.563
Total from Investment Operations	4.480	13.434	17.921	15.123	(16.278)	23.839
Distributions
Dividends from Net Investment Income	(.438)	(.568)	(.544)	(.506)	(.295)	(.334)
Distributions from Realized Capital Gains	(8.602)	(6.126)	(1.267)	(5.357)	(8.467)	(6.665)
Total Distributions	(9.040)	(6.694)	(1.811)	(5.863)	(8.762)	(6.999)
Net Asset Value, End of Period	$91.04	$95.60	$88.86	$72.75	$63.49	$88.53
Total Return[2]	4.64%	16.37%	25.01%	25.20%	-20.45%	34.75%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,251	$1,415	$1,389	$1,260	$1,114	$1,585
Ratio of Total Expenses to Average Net Assets[3]	0.40%	0.42%	0.43%[4]	0.43%[4]	0.43%[4]	0.43%
Ratio of Net Investment Income to Average Net Assets	0.48%	0.62%	0.72%	0.79%	0.61%	0.33%
Portfolio Turnover Rate	5%	11%	9%	6%	6%	7%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of 0.00%. Performance-based investment advisory fees did not apply before fiscal 2026.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.43%.

See accompanying Notes, which are an integral part of the Financial Statements.
8

Capital Opportunity Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2026	Year Ended September 30,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$220.70	$205.15	$167.95	$146.60	$204.49	$165.62
Investment Operations
Net Investment Income[1]	.659	1.372	1.469	1.377	1.215	.775
Net Realized and Unrealized Gain (Loss) on Investments	9.775	29.782	40.027	33.636	(38.672)	54.409
Total from Investment Operations	10.434	31.154	41.496	35.013	(37.457)	55.184
Distributions
Dividends from Net Investment Income	(1.203)	(1.459)	(1.370)	(1.293)	(.873)	(.916)
Distributions from Realized Capital Gains	(19.861)	(14.145)	(2.926)	(12.370)	(19.560)	(15.398)
Total Distributions	(21.064)	(15.604)	(4.296)	(13.663)	(20.433)	(16.314)
Net Asset Value, End of Period	$210.07	$220.70	$205.15	$167.95	$146.60	$204.49
Total Return[2]	4.68%	16.46%	25.09%	25.29%	-20.39%	34.84%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$23,368	$23,248	$21,726	$17,967	$14,696	$19,228
Ratio of Total Expenses to Average Net Assets[3]	0.32%	0.35%	0.36%[4]	0.36%[4]	0.36%[4]	0.36%
Ratio of Net Investment Income to Average Net Assets	0.57%	0.69%	0.78%	0.86%	0.68%	0.40%
Portfolio Turnover Rate	5%	11%	9%	6%	6%	7%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of 0.00%. Performance-based investment advisory fees did not apply before fiscal 2026.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.36%.

See accompanying Notes, which are an integral part of the Financial Statements.
9

Capital Opportunity Fund
Notes to Financial Statements
Vanguard Capital Opportunity Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
10

Capital Opportunity Fund
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the applicable countries' tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	PRIMECAP Management Company provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. The basic fee is subject to quarterly adjustments based on the fund’s performance relative to the Russell 3000 Growth Index since December 31, 2025. For the six months ended March 31, 2026, the investment advisory fee represented an effective annual basic rate of 0.20% of the fund’s average net assets, before a net increase of $212,000 (0.00%) based on performance.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At March 31, 2026, the fund had contributed to Vanguard capital in the amount of $608,000, representing less than 0.01% of the fund’s net assets and 0.24% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of March 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	23,646,503	282,371	—	23,928,874
Temporary Cash Investments	770,360	—	—	770,360
Total	24,416,863	282,371	—	24,699,234
E.	As of March 31, 2026, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	9,869,234
Gross Unrealized Appreciation	15,605,404
Gross Unrealized Depreciation	(775,404)
Net Unrealized Appreciation (Depreciation)	14,830,000
F.	During the six months ended March 31, 2026, the fund purchased $1,184,980,000 of investment securities and sold $2,314,484,000 of investment securities, other than temporary cash investments.
11

Capital Opportunity Fund
G.	Capital share transactions for each class of shares were:

	Six Months Ended March 31, 2026		Year Ended September 30, 2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	58,678	599	73,415	853
Issued in Lieu of Cash Distributions	102,037	1,115	91,097	1,111
Redeemed	(274,840)	(2,782)	(236,167)	(2,793)
Net Increase (Decrease)—Investor Shares	(114,125)	(1,068)	(71,655)	(829)
Admiral Shares
Issued	711,003	3,150	891,851	4,555
Issued in Lieu of Cash Distributions	1,789,240	8,476	1,349,161	7,136
Redeemed	(1,289,825)	(5,725)	(2,417,457)	(12,258)
Net Increase (Decrease)—Admiral Shares	1,210,418	5,901	(176,445)	(567)
H.	Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:
		Current Period Transactions
	Sep. 30, 2025 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Mar. 31, 2026 Market Value ($000)
Immunocore Holdings plc ADR	NA1	4,110	6,724	(7,219)	(8,358)	—	—	NA1
MarketAxess Holdings Inc.	NA2	108,311	—	—	(11,732)	2,710	—	302,417
Vanguard Market Liquidity Fund	1,007,131	NA3	NA3	5	(84)	12,190	—	770,360
Total	1,007,131	112,421	6,724	(7,214)	(20,174)	14,900	—	1,072,777
1	Not applicable—at September 30, 2025, and March 31, 2026, the issuer was not an affiliated company of the fund, but it was affiliated during the period.
2	Not applicable—at September 30, 2025, the issuer was not an affiliated company of the fund.
3	Not applicable—purchases and sales are for temporary cash investment purposes.
I.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
J.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
K.	Management has determined that no other subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q1112 052026
12

Financial Statements
For the six-months ended March 31, 2026
Vanguard Global Equity Fund

Contents
Financial Statements	1

Global Equity Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (96.3%)
Brazil (2.6%)
	Ambev SA	19,058,710	56,111
	Petroleo Brasileiro SA - Petrobras ADR (XNYS)	2,448,789	50,812
	B3 SA - Brasil Bolsa Balcao	13,401,400	47,605
*	NU Holdings Ltd. Class A	1,895,959	27,245
			181,773
Canada (2.5%)
*	Shopify Inc. Class A (XTSE)	539,622	64,010
	Magna International Inc.	1,065,196	59,449
	Brookfield Corp.	604,803	24,476
	Stella-Jones Inc.	351,429	23,580
			171,515
China (4.3%)
	Tencent Holdings Ltd.	1,898,574	119,748
	Contemporary Amperex Technology Co. Ltd. Class A (XSHE)	911,600	53,936
	China Overseas Land & Investment Ltd.	20,642,500	30,784
	Alibaba Group Holding Ltd.	1,886,779	29,574
	Midea Group Co. Ltd. Class A (XSEC)	2,435,200	27,125
	ANTA Sports Products Ltd.	2,358,743	23,058
	Kweichow Moutai Co. Ltd. Class A	92,500	19,479
			303,704
Denmark (0.2%)
	Novo Nordisk A/S Class B	476,939	17,453
Finland (0.4%)
	Nokia OYJ ADR	3,400,313	27,339
France (2.8%)
	Sanofi SA	471,255	45,509
	Rexel SA	899,584	35,647
	Cie Generale des Etablissements Michelin SCA	1,017,313	34,852
	Hermes International SCA	10,171	19,267
	ArcelorMittal SA	354,366	18,378
	Edenred SE	860,941	17,149
	Nexans SA	118,035	16,057
[1]	Amundi SA	135,117	11,612
			198,471
Germany (2.7%)
	Daimler Truck Holding AG	1,311,896	64,605
	BASF SE	975,913	60,107
	Fresenius Medical Care AG	1,072,503	48,603
*	Auto1 Group SE	538,121	9,581
	Rheinmetall AG	2,516	4,244
			187,140
Hong Kong (0.3%)
	Galaxy Entertainment Group Ltd.	5,385,825	24,343
Indonesia (0.1%)
	Bank Rakyat Indonesia Persero Tbk PT	52,445,000	10,480
Ireland (0.4%)
	Bank of Ireland Group plc	1,464,625	26,573
Israel (0.3%)
*	Wix.com Ltd.	204,418	18,412
Italy (1.6%)
	Ryanair Holdings plc ADR	890,224	51,455
	Enel SpA	3,170,221	34,660
1

Global Equity Fund
		Shares	Market Value• ($000)
[1]	Poste Italiane SpA	1,079,262	25,404
	Saipem SpA	15,300	70
			111,589
Japan (3.2%)
	Daikin Industries Ltd.	443,300	53,173
	Keyence Corp.	101,100	35,982
	Chugai Pharmaceutical Co. Ltd.	584,000	32,207
	Disco Corp.	68,300	27,838
	Cosmos Pharmaceutical Corp.	486,700	20,940
	TDK Corp.	1,473,100	19,136
	Kokusai Electric Corp.	548,100	18,534
	Nippon Paint Holdings Co. Ltd.	2,442,600	15,316
			223,126
Netherlands (3.3%)
	ASML Holding NV	82,690	109,957
	ING Groep NV	1,581,630	41,054
*,1	Adyen NV	35,992	36,023
	Randstad NV	933,998	24,377
*	Argenx SE ADR	28,476	20,795
			232,206
Other (0.4%)
[2]	Vanguard Growth ETF	58,155	25,402
Peru (0.4%)
	Credicorp Ltd.	86,790	29,438
Russia (0.0%)
*,3	Sberbank of Russia PJSC	3,912,108	—
*,3	VK IPJSC GDR	128,137	—
*,3	Severstal PAO GDR (Registered)	520,152	—
			—
Singapore (1.0%)
	United Overseas Bank Ltd.	985,800	28,219
*	Grab Holdings Ltd. Class A	6,251,175	22,879
*	Sea Ltd. ADR	252,791	20,934
			72,032
South Korea (2.0%)
	Samsung Electronics Co. Ltd. (XKRX)	634,431	74,204
	Shinhan Financial Group Co. Ltd.	619,705	36,935
*	Coupang Inc.	1,666,592	31,465
			142,604
Sweden (1.0%)
	Skandinaviska Enskilda Banken AB Class A	1,424,643	26,326
	Epiroc AB Class B	1,148,779	24,608
*	Spotify Technology SA	33,983	16,479
			67,413
Switzerland (1.4%)
	UBS Group AG (Registered)	956,756	37,307
	Cie Financiere Richemont SA Class A (Registered)	167,096	29,504
	Julius Baer Group Ltd.	381,938	28,093
			94,904
Taiwan (4.1%)
	Taiwan Semiconductor Manufacturing Co. Ltd. (XTAI)	2,988,000	172,810
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	341,170	115,298
			288,108
United Kingdom (3.2%)
	CRH plc (SGMX)	426,236	44,593
	HSBC Holdings plc	2,446,038	40,170
	J Sainsbury plc	7,460,477	33,588
	Reckitt Benckiser Group plc (XLON)	497,602	33,459
	Games Workshop Group plc	126,765	29,967
[1]	Autotrader Group plc	3,445,445	21,565
	Barclays plc	2,255,802	11,806
*	Flutter Entertainment plc Class DI	56,275	5,817
			220,965
2

Global Equity Fund
		Shares	Market Value• ($000)
United States (58.1%)
	NVIDIA Corp.	2,234,976	389,780
	Microsoft Corp.	659,270	244,042
*	Amazon.com Inc.	1,024,501	213,373
	Mastercard Inc. Class A	258,017	128,921
	Alphabet Inc. Class C	369,556	106,011
	Alphabet Inc. Class A	318,499	91,588
	Meta Platforms Inc. Class A	148,573	85,003
*	Netflix Inc.	804,096	77,314
	Broadcom Inc.	241,459	74,734
	Royalty Pharma plc Class A	1,470,561	70,543
	Service Corp. International	842,174	69,488
	Martin Marietta Materials Inc.	117,156	68,967
	Dollar General Corp.	577,536	68,571
*	MercadoLibre Inc.	36,540	63,178
*	DoorDash Inc. Class A	409,635	61,507
	Bristol-Myers Squibb Co.	983,401	59,643
	Apple Inc.	230,295	58,447
	Tyson Foods Inc. Class A	886,741	56,813
*	Samsara Inc. Class A	1,703,570	53,986
	Cognizant Technology Solutions Corp. Class A	872,320	53,517
	Ensign Group Inc.	255,790	51,542
	Humana Inc.	292,466	50,711
	Shell plc	1,063,696	49,740
	Baxter International Inc.	2,882,055	48,418
*	Coherent Corp.	200,007	47,644
	CVS Health Corp.	653,465	46,932
	EOG Resources Inc.	322,746	46,659
	Amdocs Ltd.	651,677	42,528
	Welltower Inc.	214,682	42,445
	MSCI Inc.	78,577	42,354
	HA Sustainable Infrastructure Capital Inc.	1,128,627	41,477
	Citigroup Inc. (XNYS)	365,131	41,409
	Eli Lilly & Co.	44,110	40,571
	Lear Corp.	330,318	39,995
	Global Payments Inc. (XNYS)	569,010	38,294
	Skyworks Solutions Inc.	707,728	37,899
*	AppLovin Corp. Class A	93,951	37,392
	Dow Inc.	876,517	36,507
	MetLife Inc.	498,866	35,280
	Elevance Health Inc. (XNYS)	120,249	35,203
	Moody's Corp.	77,765	33,925
*	CBRE Group Inc. Class A	246,310	33,365
	NOV Inc.	1,768,596	33,267
*	Airbnb Inc. Class A	258,643	32,661
	Capital One Financial Corp.	178,611	32,584
	Philip Morris International Inc.	194,705	32,192
	Thermo Fisher Scientific Inc.	64,991	31,945
*	Markel Group Inc.	16,493	31,569
	Texas Instruments Inc.	159,517	30,969
	Comfort Systems USA Inc.	21,846	30,125
	SS&C Technologies Holdings Inc.	437,494	29,561
*	Vertex Pharmaceuticals Inc.	65,525	29,260
	Wells Fargo & Co.	362,613	28,868
	EQT Corp.	451,809	28,753
*	ON Semiconductor Corp.	441,522	27,339
*	Uber Technologies Inc.	368,307	26,492
*	AutoZone Inc.	7,763	26,222
	Advanced Drainage Systems Inc.	187,754	25,747
	Corebridge Financial Inc.	1,066,137	25,438
*	Axon Enterprise Inc.	59,356	25,208
*	QXO Inc.	1,265,679	24,579
	Freeport-McMoRan Inc.	416,567	24,486
*	Medpace Holdings Inc.	50,781	24,384
*	Medline Inc. Class A	514,072	22,876
	Universal Health Services Inc. Class B	125,219	22,410
	Eaton Corp. plc	59,798	21,388
*	Alnylam Pharmaceuticals Inc.	64,391	21,305
*	Natera Inc.	105,578	21,115
	Brunswick Corp.	286,305	20,832
3

Global Equity Fund
		Shares	Market Value• ($000)
*	CoStar Group Inc.	498,070	20,092
*	Nextpower Inc. Class A	166,351	20,054
*	Unity Software Inc.	878,632	19,277
*	Clean Harbors Inc.	64,736	18,562
	Paycom Software Inc.	150,190	18,254
*	Datadog Inc. Class A	148,708	17,555
*	Cloudflare Inc. Class A	83,687	17,268
*	AeroVironment Inc.	93,878	17,184
	PPG Industries Inc.	159,834	17,083
*	Coinbase Global Inc. Class A	94,421	16,487
	PVH Corp.	230,975	16,113
*	Champion Homes Inc.	216,075	16,069
*	Revolution Medicines Inc.	161,736	15,729
*	Dutch Bros Inc. Class A	286,879	14,533
*	HubSpot Inc.	51,552	12,584
*	Tesla Inc.	31,492	11,707
*	Shake Shack Inc. Class A	132,041	11,682
*	Bloom Energy Corp. Class A	76,966	10,428
*	Enphase Energy Inc.	266,099	10,061
*	Tidewater Inc.	92,192	7,703
	WillScot Holdings Corp.	443,541	7,700
	Newell Brands Inc.	1,481,420	5,081
*,3	ABIOMED Inc. CVR	82,912	85
			4,068,582
Total Common Stocks (Cost $4,976,609)			6,743,572
Temporary Cash Investments (3.5%)
Money Market Fund (3.5%)
[4]	Vanguard Market Liquidity Fund, 3.687% (Cost $241,312)	2,413,314	241,307
Total Investments (99.8%) (Cost $5,217,921)			6,984,879
Other Assets and Liabilities—Net (0.2%)			14,803
Net Assets (100%)			6,999,682
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2026, the aggregate value was $94,604, representing 1.4% of net assets.
2	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.
CVR—Contingent Value Rights.
GDR—Global Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2026	264	86,734	(1,712)
MSCI EAFE Index	June 2026	210	30,462	(289)
MSCI Emerging Markets Index	June 2026	327	23,783	(191)
				(2,192)

Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
Toronto-Dominion Bank	6/17/2026	AUD	2	USD	1	—	—
Toronto-Dominion Bank	6/17/2026	CAD	2	USD	2	—	—
4

Global Equity Fund
Forward Currency Contracts (continued)
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
Goldman Sachs International	6/17/2026	HKD	12	USD	2	—	—
Canadian Imperial Bank of Commerce	6/17/2026	JPY	563	USD	4	—	—
JPMorgan Chase Bank, N.A.	6/17/2026	USD	10	CHF	8	—	—
JPMorgan Chase Bank, N.A.	6/17/2026	USD	361	EUR	309	3	—
JPMorgan Chase Bank, N.A.	6/17/2026	USD	33	GBP	24	—	—
JPMorgan Chase Bank, N.A.	6/17/2026	USD	240	SEK	2,195	8	—
						11	—
AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
JPY—Japanese yen.
SEK—Swedish krona.
USD—U.S. dollar.

See accompanying Notes, which are an integral part of the Financial Statements.
5

Global Equity Fund
Statement of Assets and Liabilities
As of March 31, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $4,948,403)	6,718,170
Affiliated Issuers (Cost $269,518)	266,709
Total Investments in Securities	6,984,879
Investment in Vanguard	172
Cash	4
Cash Collateral Pledged—Futures Contracts	8,723
Foreign Currency, at Value (Cost $603)	619
Receivables for Accrued Income	10,111
Receivables for Capital Shares Issued	924
Variation Margin Receivable—Futures Contracts	4,256
Unrealized Appreciation—Forward Currency Contracts	11
Total Assets	7,009,699
Liabilities
Payables for Investment Securities Purchased	2,308
Payables to Investment Advisor	3,915
Payables for Capital Shares Redeemed	3,150
Payables to Vanguard	644
Unrealized Depreciation—Forward Currency Contracts	—
Total Liabilities	10,017
Net Assets	6,999,682
At March 31, 2026, net assets consisted of:

Paid-in Capital	4,699,660
Total Distributable Earnings (Loss)	2,300,022
Net Assets	6,999,682

Net Assets
Applicable to 193,623,985 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	6,999,682
Net Asset Value Per Share	$36.15

See accompanying Notes, which are an integral part of the Financial Statements.
6

Global Equity Fund
Statement of Operations

Six Months Ended March 31, 2026
($000)
Investment Income
Income
Dividends—Unaffiliated Issuers[1]	40,076
Dividends—Affiliated Issuers	99
Interest—Unaffiliated Issuers	181
Interest—Affiliated Issuers	4,576
Securities Lending—Net	6
Total Income	44,938
Expenses
Investment Advisory Fees—Note B
Basic Fee	8,753
Performance Adjustment	(924)
The Vanguard Group—Note C
Management and Administrative	6,430
Marketing and Distribution	191
Custodian Fees	105
Shareholders’ Reports	50
Trustees’ Fees and Expenses	2
Other Expenses	20
Total Expenses	14,627
Expenses Paid Indirectly	(1)
Net Expenses	14,626
Net Investment Income	30,312
Realized Net Gain (Loss)
Investment Securities Sold—Unaffiliated Issuers	667,975
Investment Securities Sold—Affiliated Issuers	(2,253)
Futures Contracts	5,584
Forward Currency Contracts	4
Foreign Currencies	(597)
Realized Net Gain (Loss)	670,713
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers	(975,831)
Investment Securities—Affiliated Issuers	(3,091)
Futures Contracts	(3,576)
Forward Currency Contracts	9
Foreign Currencies	(25)
Change in Unrealized Appreciation (Depreciation)	(982,514)
Net Increase (Decrease) in Net Assets Resulting from Operations	(281,489)
1	Dividends are net of foreign withholding taxes of $2,151.

See accompanying Notes, which are an integral part of the Financial Statements.
7

Global Equity Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2026	Year Ended September 30, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	30,312	82,297
Realized Net Gain (Loss)	670,713	857,570
Change in Unrealized Appreciation (Depreciation)	(982,514)	241,408
Net Increase (Decrease) in Net Assets Resulting from Operations	(281,489)	1,181,275
Distributions
Total Distributions	(850,159)	(313,823)
Capital Share Transactions
Issued	243,235	356,897
Issued in Lieu of Cash Distributions	712,096	268,386
Redeemed	(594,431)	(2,147,983)
Net Increase (Decrease) from Capital Share Transactions	360,900	(1,522,700)
Total Increase (Decrease)	(770,748)	(655,248)
Net Assets
Beginning of Period	7,770,430	8,425,678
End of Period	6,999,682	7,770,430

See accompanying Notes, which are an integral part of the Financial Statements.
8

Global Equity Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2026	Year Ended September 30,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$42.29	$37.88	$29.24	$27.07	$41.53	$33.31
Investment Operations
Net Investment Income[1]	.160	.395	.422	.366	.373	.371
Net Realized and Unrealized Gain (Loss) on Investments	(1.558)	5.520	8.592	4.831	(10.641)	8.939
Total from Investment Operations	(1.398)	5.915	9.014	5.197	(10.268)	9.310
Distributions
Dividends from Net Investment Income	(.430)	(.445)	(.374)	(.442)	(.355)	(.254)
Distributions from Realized Capital Gains	(4.312)	(1.060)	—	(2.585)	(3.837)	(.836)
Total Distributions	(4.742)	(1.505)	(.374)	(3.027)	(4.192)	(1.090)
Net Asset Value, End of Period	$36.15	$42.29	$37.88	$29.24	$27.07	$41.53
Total Return[2]	-3.96%	16.30%	31.04%	20.22%	-27.52%	28.29%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,000	$7,770	$8,426	$6,970	$6,271	$9,063
Ratio of Total Expenses to Average Net Assets[3]	0.39%[4]	0.40%[4]	0.43%[5]	0.42%[4]	0.41%[4]	0.45%
Ratio of Net Investment Income to Average Net Assets	0.80%	1.05%	1.25%	1.24%	1.07%	0.93%
Portfolio Turnover Rate	24%	36%	38%	25%	84%	28%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of (0.02%), (0.03%), (0.02%), (0.03%), (0.04%), and (0.00%).
4	The ratio of expenses to average net assets for the period net of reduction from broker commission abatement arrangements was 0.39%, 0.40%, 0.42%, and 0.41%, respectively.
5	The ratio of expenses to average net assets for the period net of reduction from custody fee offset and broker commission abatement arrangements was 0.43%.

See accompanying Notes, which are an integral part of the Financial Statements.
9

Global Equity Fund
Notes to Financial Statements
Vanguard Global Equity Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended March 31, 2026, the fund’s average investments in long and short futures contracts represented 2% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended March 31, 2026, the fund’s average investment in forward currency contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
10

Global Equity Fund
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the applicable countries' tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
B.	The investment advisory firms Baillie Gifford Overseas Ltd., Wellington Management Company LLP, and Pzena Investment Management, LLC, each provide investment advisory services to a portion of the fund for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fee of Baillie Gifford Overseas Ltd. is subject to quarterly adjustments based on performance relative to the MSCI All Country World Index for the preceding three years. The basic fees of Wellington Management Company LLP and Pzena Investment Management, LLC, are subject to quarterly adjustments based on performance relative to the MSCI All Country World Growth Index and the MSCI All Country World Value Index, respectively, since September 30, 2022.
Vanguard, through its wholly owned subsidiary Vanguard Portfolio Management, LLC, manages the cash reserves of the fund as described below.
For the six months ended March 31, 2026, the aggregate investment advisory fee paid to all advisors represented an effective annual basic rate of 0.23% of the fund’s average net assets, before a net decrease of $924,000 (0.02%) based on performance.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, distribution and cash management services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
11

Global Equity Fund
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At March 31, 2026, the fund had contributed to Vanguard capital in the amount of $172,000, representing less than 0.01% of the fund’s net assets and 0.07% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	The fund has asked its investment advisors to direct certain security trades, subject to obtaining the best price and execution, to brokers who have agreed to rebate to the fund part of the commissions generated. Such rebates are used solely to reduce the fund’s management and administrative expenses. For the six months ended March 31, 2026, these arrangements reduced the fund’s expenses by $1,000 (an annual rate of less than 0.01% of average net assets).
E.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of March 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	4,401,483	49,740	85	4,451,308
Common Stocks—Other	350,458	1,941,806	—	2,292,264
Temporary Cash Investments	241,307	—	—	241,307
Total	4,993,248	1,991,546	85	6,984,879
Derivative Financial Instruments
Assets
Forward Currency Contracts	—	11	—	11
Liabilities
Futures Contracts[1]	(2,192)	—	—	(2,192)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
F.	At March 31, 2026, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Forward Currency Contracts	—	11	11
Total Assets	—	11	11

Unrealized Depreciation—Futures Contracts[1]	(2,192)	—	(2,192)
Total Liabilities	(2,192)	—	(2,192)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended March 31, 2026, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	5,584	—	5,584
Forward Currency Contracts	—	4	4
Realized Net Gain (Loss) on Derivatives	5,584	4	5,588
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(3,576)	—	(3,576)
Forward Currency Contracts	—	9	9
Change in Unrealized Appreciation (Depreciation) on Derivatives	(3,576)	9	(3,567)
12

Global Equity Fund
G.	As of March 31, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	5,231,472
Gross Unrealized Appreciation	2,237,402
Gross Unrealized Depreciation	(486,176)
Net Unrealized Appreciation (Depreciation)	1,751,226
H.	During the six months ended March 31, 2026, the fund purchased $1,742,026,000 of investment securities and sold $2,210,717,000 of investment securities, other than temporary cash investments.
I.	Capital shares issued and redeemed were:

	Six Months Ended March 31, 2026	Year Ended September 30, 2025
	Shares (000)	Shares (000)
Issued	6,114	9,525
Issued in Lieu of Cash Distributions	18,554	7,433
Redeemed	(14,791)	(55,661)
Net Increase (Decrease) in Shares Outstanding	9,877	(38,703)
J.	Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:
		Current Period Transactions
	Sep. 30, 2025 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Mar. 31, 2026 Market Value ($000)
Vanguard Growth ETF	4,558	162,317	136,150	(2,262)	(3,061)	99	—	25,402
Vanguard Market Liquidity Fund	232,133	NA1	NA1	9	(30)	4,576	—	241,307
Total	236,691	162,317	136,150	(2,253)	(3,091)	4,675	—	266,709
1	Not applicable—purchases and sales are for temporary cash investment purposes.
K.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
L.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
M.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q1292 052026
13

Financial Statements
For the six-months ended March 31, 2026
Vanguard Strategic Small-Cap Equity Fund

Contents
Financial Statements	1

Strategic Small-Cap Equity Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.3%)
Communication Services (2.4%)
*	Versant Media Group Inc.	254,490	9,421
*	Lumen Technologies Inc.	1,249,003	8,681
	Telephone & Data Systems Inc.	178,279	7,505
*	Yelp Inc.	182,452	4,514
*	Bumble Inc. Class A	1,270,128	4,141
*	Magnite Inc.	274,373	3,259
	Iridium Communications Inc.	106,689	2,960
*	EverQuote Inc. Class A	167,173	2,578
*	Cable One Inc.	17,971	1,639
*	Nextdoor Holdings Inc.	1,045,669	1,464
*	Taboola.com Ltd.	452,967	1,404
*	iHeartMedia Inc. Class A	478,484	1,397
*	Cargurus Inc.	38,197	1,301
*	QuinStreet Inc.	104,887	1,260
*	Optimum Communications Inc. Class A	883,169	1,148
*	Liberty Latin America Ltd. Class C	128,658	1,135
	Gray Media Inc.	218,829	950
*	Bandwidth Inc. Class A	48,544	865
*	Anterix Inc.	18,931	723
*	EW Scripps Co. Class A	191,481	712
*	PubMatic Inc. Class A	62,282	509
*	ZoomInfo Technologies Inc.	84,351	504
	Sinclair Inc.	29,127	377
*	ZipRecruiter Inc. Class A	191,708	353
			58,800
Consumer Discretionary (10.7%)
	Travel & Leisure Co.	202,495	14,011
	Boyd Gaming Corp.	161,004	13,231
	Leggett & Platt Inc.	1,236,201	12,214
	ADT Inc.	1,550,473	10,187
*	Five Below Inc.	38,943	8,898
*	Adient plc	396,909	8,021
	Dana Inc.	231,394	7,786
*	Covista Inc.	66,677	7,684
	Phinia Inc.	105,227	7,202
	Carter's Inc.	188,606	6,745
*	Sonos Inc.	485,693	6,508
	Red Rock Resorts Inc. Class A	118,323	6,314
	Toll Brothers Inc.	45,519	6,212
*	Revolve Group Inc.	264,917	5,990
*	Mattel Inc.	408,701	5,938
	Signet Jewelers Ltd.	67,827	5,741
	Macy's Inc.	283,986	5,137
*	BJ's Restaurants Inc.	145,798	5,117
*	Penn Entertainment Inc.	324,457	4,877
	Garrett Motion Inc.	267,182	4,855
*	Callaway Golf Co.	328,849	4,564
*	Wayfair Inc. Class A	58,782	4,421
*	GigaCloud Technology Inc. Class A	90,861	4,123
	Gap Inc.	168,869	4,087
	PVH Corp.	57,193	3,990
*	Frontdoor Inc.	73,060	3,862
*	Cavco Industries Inc.	7,777	3,766
	Perdoceo Education Corp.	96,910	3,606
*	Planet Fitness Inc. Class A	48,452	3,604
	American Eagle Outfitters Inc.	199,234	3,327
*	National Vision Holdings Inc.	124,919	3,235
*	Shake Shack Inc. Class A	35,613	3,151
*	Warby Parker Inc. Class A	148,447	3,128

Strategic Small-Cap Equity Fund
		Shares	Market Value• ($000)
*	Bright Horizons Family Solutions Inc.	37,687	3,095
	La-Z-Boy Inc.	96,201	3,092
	Bath & Body Works Inc.	136,508	2,549
*	Capri Holdings Ltd.	144,347	2,543
	Standard Motor Products Inc.	72,477	2,518
*	Abercrombie & Fitch Co. Class A	27,528	2,515
*	M/I Homes Inc.	19,150	2,345
*	Brinker International Inc.	15,978	2,281
*	Zumiez Inc.	101,852	2,257
*	YETI Holdings Inc.	61,006	2,232
	Kohl's Corp.	160,243	2,067
*	American Public Education Inc.	33,932	1,930
*	Grand Canyon Education Inc.	10,509	1,787
	Buckle Inc.	33,222	1,673
*	Urban Outfitters Inc.	26,144	1,656
	Strategic Education Inc.	19,937	1,654
*	Stitch Fix Inc. Class A	498,187	1,649
	Carriage Services Inc.	35,469	1,619
*	Laureate Education Inc.	45,859	1,598
*	Peloton Interactive Inc. Class A	351,057	1,506
*	Taylor Morrison Home Corp.	24,374	1,420
	Group 1 Automotive Inc.	4,177	1,381
	Bloomin' Brands Inc.	253,605	1,369
	Monarch Casino & Resort Inc.	13,128	1,255
	Upbound Group Inc.	67,070	1,211
*	Life Time Group Holdings Inc.	41,426	1,116
*	Victoria's Secret & Co.	22,254	1,032
*	ThredUP Inc. Class A	306,652	1,006
*	Genesco Inc.	33,699	977
*	Accel Entertainment Inc.	83,391	910
*	Sally Beauty Holdings Inc.	62,588	867
	Graham Holdings Co. Class B	816	863
*	Bed Bath & Beyond Inc.	139,845	649
	Movado Group Inc.	22,964	561
	OneSpaWorld Holdings Ltd.	24,214	556
*	Stoneridge Inc.	101,833	492
*	Coursera Inc.	80,393	468
	Dine Brands Global Inc.	16,826	441
*	Dauch Corp.	71,686	425
*	Holley Inc.	108,497	333
*,1	QVC Group Inc.	80,824	175
			261,605
Consumer Staples (2.5%)
*	Boston Beer Co. Inc. Class A	59,839	13,787
*	United Natural Foods Inc.	128,258	5,779
	Coca-Cola Consolidated Inc.	27,185	5,213
	Nu Skin Enterprises Inc. Class A	596,045	4,339
	Spectrum Brands Holdings Inc.	57,858	4,264
*	Post Holdings Inc.	39,635	3,918
*	Seneca Foods Corp. Class A	23,480	3,548
	WD-40 Co.	16,819	3,430
	Seaboard Corp.	595	3,364
	Turning Point Brands Inc.	21,349	1,853
	Interparfums Inc.	20,089	1,825
	Pilgrim's Pride Corp.	46,614	1,760
	B&G Foods Inc.	275,767	1,327
	PriceSmart Inc.	8,539	1,285
	Fresh Del Monte Produce Inc.	30,004	1,208
	Energizer Holdings Inc.	58,807	966
	Natural Grocers by Vitamin Cottage Inc.	33,565	868
*	Darling Ingredients Inc.	12,513	774
*	USANA Health Sciences Inc.	30,129	526
	MGP Ingredients Inc.	17,583	323
*	Hain Celestial Group Inc.	239,576	167
			60,524
Energy (6.0%)
*	REX American Resources Corp.	262,249	11,951
	Matador Resources Co.	181,265	11,452
	Dorian LPG Ltd.	297,290	10,167

Strategic Small-Cap Equity Fund
		Shares	Market Value• ($000)
*	Oceaneering International Inc.	284,088	10,077
	Weatherford International plc	99,520	9,413
	Antero Midstream Corp.	378,548	8,631
	Peabody Energy Corp.	259,645	8,555
	DT Midstream Inc.	59,193	7,971
*	Par Pacific Holdings Inc.	109,127	6,836
	Bristow Group Inc.	134,551	6,309
	Delek US Holdings Inc.	128,532	5,793
*	ProPetro Holding Corp.	375,999	5,418
	Chord Energy Corp.	37,011	5,262
	Patterson-UTI Energy Inc.	466,169	5,049
*	Nabors Industries Ltd. (XNYS)	56,905	4,897
*	Gulfport Energy Corp.	22,669	4,796
*	Green Plains Inc.	259,887	4,275
*	Oil States International Inc.	306,572	3,568
*	Tidewater Inc.	31,227	2,609
	International Seaways Inc.	33,819	2,465
	Liberty Energy Inc.	80,829	2,328
	PBF Energy Inc. Class A	31,769	1,513
	SandRidge Energy Inc.	85,565	1,396
*	Expro Group Holdings NV	74,970	1,305
*	CNX Resources Corp.	30,255	1,166
	Kimbell Royalty Partners LP	80,113	1,159
*	CVR Energy Inc.	30,991	1,043
*	Clean Energy Fuels Corp.	340,978	846
	World Kinect Corp.	32,610	752
*	DMC Global Inc.	55,237	288
			147,290
Financials (18.3%)
	Popular Inc.	126,274	16,942
	Affiliated Managers Group Inc.	58,685	16,238
	Zions Bancorp NA	281,387	16,214
	Associated Banc-Corp.	585,296	15,136
	Federated Hermes Inc.	255,175	14,471
*	Enova International Inc.	100,187	13,608
	Piper Sandler Cos.	175,660	13,447
	First Hawaiian Inc.	541,854	13,351
	First BanCorp (XNYS)	615,558	13,148
	MGIC Investment Corp.	488,026	12,811
*	LendingClub Corp.	872,461	12,494
	Essent Group Ltd.	210,668	12,311
	Banc of California Inc.	693,878	12,198
	Axis Capital Holdings Ltd.	117,245	11,890
	OFG Bancorp	251,242	10,165
	Virtu Financial Inc. Class A	227,086	9,987
	BGC Group Inc. Class A	959,329	9,382
*	NMI Holdings Inc.	247,643	9,289
	Westamerica BanCorp	178,051	9,285
	PennyMac Financial Services Inc.	96,406	8,426
	First Financial Corp.	130,549	8,251
	Hanover Insurance Group Inc.	41,217	7,145
	FNB Corp.	421,680	7,050
*	Slide Insurance Holdings Inc.	386,895	6,964
	Banner Corp.	109,272	6,631
	Hancock Whitney Corp.	102,616	6,525
	CNO Financial Group Inc.	155,880	6,400
	Horizon Bancorp Inc.	378,377	6,270
	Old Second Bancorp Inc.	308,319	6,216
	Universal Insurance Holdings Inc.	176,399	6,026
	OneMain Holdings Inc.	109,792	5,873
	Horace Mann Educators Corp.	135,566	5,786
	Amalgamated Financial Corp.	133,331	5,183
	Radian Group Inc.	153,924	5,092
*	Heritage Insurance Holdings Inc.	190,146	4,991
	Prosperity Bancshares Inc.	70,159	4,713
	Virtus Investment Partners Inc.	34,696	4,661
	United Fire Group Inc.	118,979	4,409
	WSFS Financial Corp.	63,570	4,161
	EVERTEC Inc.	136,325	3,847

Strategic Small-Cap Equity Fund
		Shares	Market Value• ($000)
*	SiriusPoint Ltd.	171,291	3,690
	Invesco Ltd.	149,439	3,630
	WisdomTree Inc.	234,690	3,417
	Towne Bank	99,165	3,339
	Central Pacific Financial Corp.	102,407	3,273
	Southstate Bank Corp.	34,399	3,183
	Evercore Inc. Class A	10,471	3,126
	Hanmi Financial Corp.	106,263	2,801
	Columbia Banking System Inc.	99,082	2,718
	UMB Financial Corp.	23,789	2,683
	First Financial Bancorp	95,680	2,668
*	NerdWallet Inc. Class A	238,001	2,470
	Byline Bancorp Inc.	77,107	2,434
	Orrstown Financial Services Inc.	64,774	2,337
	Bread Financial Holdings Inc.	30,844	2,310
	NBT Bancorp Inc.	51,418	2,189
	Home BancShares Inc.	79,865	2,151
	Oppenheimer Holdings Inc. Class A	23,771	2,120
	Mercantile Bank Corp.	41,597	2,101
*	Hippo Holdings Inc.	76,613	1,997
	Hamilton Insurance Group Ltd. Class B	61,033	1,821
	Provident Financial Services Inc.	75,196	1,591
	Esquire Financial Holdings Inc.	14,056	1,511
	HCI Group Inc.	9,445	1,460
	First Interstate BancSystem Inc. Class A	41,396	1,383
	NB Bancorp Inc.	61,062	1,287
	1st Source Corp.	17,729	1,227
	Moelis & Co. Class A	21,459	1,223
	Stewart Information Services Corp.	19,170	1,180
	Financial Institutions Inc.	37,045	1,175
	Nelnet Inc. Class A	8,166	1,053
	Pathward Financial Inc.	11,554	1,031
	Acadian Asset Management Inc.	18,287	995
	Tompkins Financial Corp.	12,269	967
	Lazard Inc.	21,745	924
*	Skyward Specialty Insurance Group Inc.	19,524	853
	Community Trust Bancorp Inc.	12,982	788
	BankUnited Inc.	16,345	738
*	Remitly Global Inc.	46,808	733
	First American Financial Corp.	11,661	703
*	Palomar Holdings Inc.	5,773	690
*	PRA Group Inc.	38,272	670
	Burke & Herbert Financial Services Corp.	10,496	654
	TrustCo Bank Corp. NY	11,695	512
	International Bancshares Corp.	7,150	481
*	Dave Inc.	2,738	477
	WesBanco Inc.	13,679	472
	Mercury General Corp.	5,255	463
	Kemper Corp.	11,798	361
	Donegal Group Inc. Class A	17,798	306
			449,353
Health Care (13.6%)
*	Jazz Pharmaceuticals plc	100,698	19,037
*	Ionis Pharmaceuticals Inc.	206,933	15,539
*	Arrowhead Pharmaceuticals Inc.	148,719	9,325
*	Exelixis Inc.	215,469	9,241
*	LivaNova plc	136,097	8,650
*	Tenet Healthcare Corp.	43,633	8,234
*	BioCryst Pharmaceuticals Inc.	744,480	7,087
*	10X Genomics Inc. Class A	328,564	6,975
	Encompass Health Corp.	63,863	6,177
*	IRhythm Holdings Inc.	51,781	6,111
*	Omnicell Inc.	170,187	5,681
*	Amneal Pharmaceuticals Inc.	445,619	5,539
*	Bridgebio Pharma Inc.	72,083	5,353
*	Arvinas Inc.	488,693	5,180
*	Travere Therapeutics Inc.	172,990	5,140
*	Phreesia Inc.	605,866	5,077
*	Tactile Systems Technology Inc.	190,594	4,980

Strategic Small-Cap Equity Fund
		Shares	Market Value• ($000)
*	Ultragenyx Pharmaceutical Inc.	236,751	4,960
*	Pediatrix Medical Group Inc.	216,911	4,640
*	Elanco Animal Health Inc. (XNYS)	191,127	4,574
*	Arcus Biosciences Inc.	209,437	4,524
*	Indivior Pharmaceuticals Inc.	146,867	4,477
	HealthStream Inc.	215,462	4,462
*	Guardant Health Inc.	47,592	4,396
*	Vir Biotechnology Inc.	472,915	4,237
	Organon & Co.	698,814	4,186
*	Castle Biosciences Inc.	168,253	4,131
*	Natera Inc.	19,793	3,958
*	Sarepta Therapeutics Inc.	178,452	3,883
*	ACADIA Pharmaceuticals Inc.	173,596	3,864
*	LifeStance Health Group Inc.	593,444	3,780
*	Teladoc Health Inc.	686,231	3,740
*	Ardelyx Inc.	613,718	3,676
*	PTC Therapeutics Inc.	53,069	3,616
*	Rocket Pharmaceuticals Inc.	1,005,325	3,599
*	Enanta Pharmaceuticals Inc.	280,927	3,548
*	Varex Imaging Corp.	325,154	3,450
*	Arcutis Biotherapeutics Inc.	140,216	3,303
*	Alignment Healthcare Inc.	187,260	3,300
*	Prothena Corp. plc	333,148	3,238
*	REGENXBIO Inc.	377,777	3,166
*	Nurix Therapeutics Inc.	199,602	3,094
*	Medpace Holdings Inc.	6,430	3,088
*	Rezolute Inc.	986,449	3,009
*	Axsome Therapeutics Inc.	17,375	2,937
	DENTSPLY SIRONA Inc.	251,593	2,918
*	Syndax Pharmaceuticals Inc.	124,658	2,912
*	Viridian Therapeutics Inc.	147,866	2,892
*	Novocure Ltd.	247,388	2,697
*	AnaptysBio Inc.	48,190	2,673
*	Relay Therapeutics Inc.	268,048	2,667
*	Kura Oncology Inc.	300,321	2,442
*	Cogent Biosciences Inc.	60,660	2,335
*	Keros Therapeutics Inc.	210,962	2,329
*	Myriad Genetics Inc.	501,697	2,258
*	Avanos Medical Inc.	159,600	2,236
*	Aclaris Therapeutics Inc.	592,568	2,222
*	Kiniksa Pharmaceuticals International plc	44,071	2,122
*	Sotera Health Co.	141,790	2,033
*	Hinge Health Inc. Class A	50,894	1,962
*,1	Arcturus Therapeutics Holdings Inc.	253,764	1,959
*	Altimmune Inc.	628,183	1,935
*	Schrodinger Inc.	166,862	1,896
*	Progyny Inc.	111,481	1,893
*	Madrigal Pharmaceuticals Inc.	3,585	1,877
*	TransMedics Group Inc.	18,591	1,848
*	Inspire Medical Systems Inc.	35,495	1,831
	Embecta Corp.	199,642	1,765
*	AtriCure Inc.	60,900	1,737
*	Janux Therapeutics Inc.	118,492	1,647
	CONMED Corp.	46,317	1,638
*	Intellia Therapeutics Inc.	124,008	1,590
*	Haemonetics Corp.	27,308	1,539
*	Option Care Health Inc.	52,819	1,422
*	Vanda Pharmaceuticals Inc.	199,474	1,378
*	Alector Inc.	628,627	1,352
*	Adaptive Biotechnologies Corp.	93,438	1,297
*	MacroGenics Inc.	438,601	1,268
*	Iovance Biotherapeutics Inc.	334,815	1,175
*	Accendra Health Inc.	507,198	1,156
*	Bioventus Inc. Class A	126,631	1,156
*	Biohaven Ltd.	129,647	1,097
*	Xeris Biopharma Holdings Inc.	181,884	1,055
*	Ironwood Pharmaceuticals Inc.	300,277	1,054
*	Editas Medicine Inc.	415,301	1,026
*	Korro Bio Inc.	88,340	1,000
*	Alkermes plc	25,589	905

Strategic Small-Cap Equity Fund
		Shares	Market Value• ($000)
*	Xencor Inc.	74,939	904
*	AMN Healthcare Services Inc.	47,956	880
*	Upstream Bio Inc.	97,302	876
*	Dyne Therapeutics Inc.	48,233	874
*	Alumis Inc.	38,444	847
*	Lantheus Holdings Inc.	10,882	825
*	Merit Medical Systems Inc.	11,306	779
*	CareDx Inc.	41,501	720
*	Enovis Corp.	31,283	712
*	Community Health Systems Inc.	236,793	696
*	Agenus Inc.	205,345	686
*	Cullinan Therapeutics Inc.	47,130	670
*	HealthEquity Inc.	7,783	650
*	MannKind Corp.	237,523	582
*	Phathom Pharmaceuticals Inc.	51,893	577
*	Tandem Diabetes Care Inc.	28,801	552
*	Inogen Inc.	88,572	547
*	4D Molecular Therapeutics Inc.	54,884	511
*	Assembly Biosciences Inc.	17,723	492
*	Zentalis Pharmaceuticals Inc.	209,330	490
*	EyePoint Inc.	37,555	484
*	Aveanna Healthcare Holdings Inc.	73,313	472
*	Artivion Inc.	12,437	455
*	Fate Therapeutics Inc.	364,481	437
*	Puma Biotechnology Inc.	67,147	429
*	Fortrea Holdings Inc.	44,837	422
*	NeoGenomics Inc.	53,628	398
*	CytomX Therapeutics Inc.	80,880	380
*,1	ImmunityBio Inc.	48,799	374
*	Quanterix Corp.	90,688	319
*	Mineralys Therapeutics Inc.	11,146	302
*	Ginkgo Bioworks Holdings Inc.	35,853	220
*	Joint Corp.	22,122	196
			335,114
Industrials (18.3%)
	Primoris Services Corp.	124,267	17,775
	EnerSys	101,900	17,702
	Allison Transmission Holdings Inc.	136,135	15,936
	EMCOR Group Inc.	17,449	12,883
	Applied Industrial Technologies Inc.	46,743	12,402
*	SkyWest Inc.	132,042	12,125
*	MYR Group Inc.	40,231	11,358
*	MasTec Inc.	34,667	11,154
	Griffon Corp.	152,652	11,095
	BWX Technologies Inc.	52,818	10,801
	Science Applications International Corp.	109,625	10,406
	Matson Inc.	61,554	10,091
	Flowserve Corp.	137,142	10,081
	Curtiss-Wright Corp.	14,565	9,921
*	American Superconductor Corp.	292,493	9,901
*	Kirby Corp.	72,992	9,699
	Interface Inc.	352,762	8,791
*	Proto Labs Inc.	150,428	8,577
*	ATI Inc.	58,530	8,514
	Tutor Perini Corp.	109,932	8,486
	Mueller Water Products Inc. Class A	257,662	7,083
	Acuity Inc.	24,982	7,000
	ESCO Technologies Inc.	24,235	6,819
	Atkore Inc.	114,961	6,772
	Moog Inc. Class A	22,279	6,520
*	CoreCivic Inc.	341,905	6,465
	Kennametal Inc.	175,111	6,327
	Greenbrier Cos. Inc.	118,636	6,246
*	SPX Technologies Inc.	30,274	6,053
	Carpenter Technology Corp.	15,226	6,001
	Sensata Technologies Holding plc	161,210	5,678
	Woodward Inc.	15,634	5,596
	MillerKnoll Inc.	381,594	5,518
	Maximus Inc.	85,791	5,499

Strategic Small-Cap Equity Fund
		Shares	Market Value• ($000)
	Federal Signal Corp.	50,138	5,422
	Ryder System Inc.	25,910	5,304
*	Willdan Group Inc.	64,621	4,947
*	Energy Recovery Inc.	416,638	4,196
	KBR Inc.	107,382	3,958
*	Healthcare Services Group Inc.	212,993	3,951
*	Liquidity Services Inc.	125,173	3,827
	Preformed Line Products Co.	14,082	3,813
*	Lyft Inc. Class A	280,408	3,729
	Exponent Inc.	56,934	3,715
	Douglas Dynamics Inc.	88,150	3,710
*	Nextpower Inc. Class A	29,838	3,597
*,1	Avis Budget Group Inc.	23,600	3,442
	Apogee Enterprises Inc.	100,001	3,354
	Allient Inc.	55,984	3,308
*	Vicor Corp.	19,875	3,200
*	NPK International Inc.	214,989	3,115
*	Ducommun Inc.	25,346	3,092
	AZZ Inc.	24,447	3,059
*	Planet Labs PBC	108,155	3,023
	Valmont Industries Inc.	7,370	2,945
	Trinity Industries Inc.	90,656	2,917
	Ennis Inc.	132,651	2,841
	Worthington Enterprises Inc.	53,940	2,812
	Comfort Systems USA Inc.	1,896	2,615
*	Shoals Technologies Group Inc. Class A	390,836	2,572
*	Legalzoom.com Inc.	438,607	2,487
*	OPENLANE Inc.	71,806	2,093
	Astec Industries Inc.	37,193	2,002
	Columbus McKinnon Corp.	132,585	1,926
	Argan Inc.	3,445	1,876
	CRA International Inc.	11,406	1,846
*	V2X Inc.	26,413	1,809
*	Cimpress plc	24,327	1,776
	Mueller Industries Inc.	15,997	1,772
*	Blue Bird Corp.	30,229	1,717
	ACCO Brands Corp.	497,382	1,492
*	Array Technologies Inc.	191,917	1,388
*	Modine Manufacturing Co.	6,341	1,374
*	Sunrun Inc.	100,611	1,364
	Insteel Industries Inc.	40,189	1,351
	Leonardo DRS Inc.	27,055	1,205
	Lindsay Corp.	9,807	1,168
*	Manitowoc Co. Inc.	96,022	1,119
	McGrath RentCorp.	9,907	1,093
	Pitney Bowes Inc.	91,841	1,015
*	Upwork Inc.	90,575	993
*	AerSale Corp.	157,616	980
*	Montrose Environmental Group Inc.	42,211	924
*	Gibraltar Industries Inc.	23,060	919
	Powell Industries Inc.	1,488	805
*	ExlService Holdings Inc.	25,567	779
	Watts Water Technologies Inc. Class A	2,683	779
*	DXP Enterprises Inc.	4,563	638
	Helios Technologies Inc.	8,348	540
	Genpact Ltd.	13,354	497
	Genco Shipping & Trading Ltd.	22,057	497
	Alight Inc. Class A	766,323	447
	Korn Ferry	6,598	415
*	Innodata Inc.	10,442	403
	Kelly Services Inc. Class A	33,511	297
	Barrett Business Services Inc.	9,762	285
	TaskUS Inc. Class A	41,902	281
*	Forrester Research Inc.	17,789	101
			450,192
Information Technology (12.9%)
*	Cirrus Logic Inc.	100,792	14,577
*	Extreme Networks Inc.	960,864	14,490
*	Fastly Inc. Class A	489,887	14,236

Strategic Small-Cap Equity Fund
		Shares	Market Value• ($000)
*	nLight Inc.	200,750	11,447
*	ADTRAN Holdings Inc.	728,803	9,168
*	Teradata Corp.	347,754	8,913
*	Ultra Clean Holdings Inc.	142,830	8,881
*	TTM Technologies Inc.	90,684	8,834
*	Appian Corp. Class A	325,921	7,858
	RingCentral Inc. Class A	209,725	7,800
*	NETGEAR Inc.	355,560	7,765
*	Ambarella Inc.	148,542	7,646
*	Calix Inc.	142,392	6,976
*	Commvault Systems Inc.	89,125	6,942
	Benchmark Electronics Inc.	118,316	6,633
*	MaxLinear Inc.	373,612	6,497
*	Plexus Corp.	27,973	5,666
	Amkor Technology Inc.	124,834	5,621
*	Kyndryl Holdings Inc.	401,435	5,267
	MKS Inc.	21,801	5,010
*	Workiva Inc.	75,006	4,473
*	Sprout Social Inc. Class A	767,131	4,373
*	Five9 Inc.	277,775	4,214
*	FormFactor Inc.	42,848	4,156
*	Photronics Inc.	99,140	4,006
*	Semtech Corp.	51,737	3,978
*	Sanmina Corp.	30,676	3,977
	Advanced Energy Industries Inc.	11,844	3,822
*	MACOM Technology Solutions Holdings Inc.	17,041	3,784
*	Harmonic Inc.	410,346	3,685
*	Arlo Technologies Inc.	250,674	3,567
	Cognex Corp.	72,686	3,561
*	PagerDuty Inc.	539,433	3,350
*	SolarEdge Technologies Inc.	63,372	3,235
*	Tenable Holdings Inc.	185,982	3,146
*	JFrog Ltd.	62,629	2,939
*	Sprinklr Inc. Class A	488,746	2,932
*	Diodes Inc.	40,477	2,763
*	Asana Inc. Class A	430,476	2,755
*	Corsair Gaming Inc.	493,612	2,740
	Pegasystems Inc.	63,824	2,716
*	Evolv Technologies Holdings Inc.	443,323	2,682
*	Viasat Inc.	56,193	2,574
*	AvePoint Inc.	268,691	2,555
*	Itron Inc.	27,401	2,456
*	Rapid7 Inc.	443,540	2,444
*	Credo Technology Group Holding Ltd.	24,819	2,330
*	LiveRamp Holdings Inc.	85,015	2,255
*	ScanSource Inc.	61,656	2,238
*	Applied Digital Corp.	91,199	2,165
*	Manhattan Associates Inc.	16,188	2,155
*	Xperi Inc.	370,695	2,076
*	Alarm.com Holdings Inc.	46,674	2,016
*	Ichor Holdings Ltd.	41,627	1,940
*	Onto Innovation Inc.	9,342	1,916
*	CEVA Inc.	101,812	1,902
*	Rambus Inc.	21,616	1,860
*	Penguin Solutions Inc.	104,482	1,839
[1]	Xerox Holdings Corp.	1,415,588	1,826
*	Riot Platforms Inc.	142,304	1,759
*	SentinelOne Inc. Class A	133,186	1,715
	Vishay Intertechnology Inc.	91,167	1,641
*	Alpha & Omega Semiconductor Ltd.	70,179	1,555
	Methode Electronics Inc.	278,755	1,539
*	Enphase Energy Inc.	38,395	1,452
*,1	SoundHound AI Inc. Class A	209,782	1,441
*	Lumentum Holdings Inc.	1,903	1,337
*	Applied Optoelectronics Inc.	15,393	1,302
*	Unisys Corp.	602,571	1,247
*	Domo Inc. Class B	351,085	1,074
*	Weave Communications Inc.	224,717	1,038
*	Digital Turbine Inc.	352,599	1,015
*	8x8 Inc.	549,663	912

Strategic Small-Cap Equity Fund
		Shares	Market Value• ($000)
*,1	BigBear.ai Holdings Inc.	248,585	875
*	Commerce.com Inc.	325,766	870
*	Pagaya Technologies Ltd. Class A	70,961	827
*	Hut 8 Corp.	17,234	808
*	Ribbon Communications Inc.	363,828	771
*	Klaviyo Inc. Class A	35,506	691
*	Magnachip Semiconductor Corp.	239,694	671
	PC Connection Inc.	10,932	639
*	Freshworks Inc. Class A	79,054	635
*	Ouster Inc.	31,323	575
*	nCino Inc.	37,719	565
*	Cerence Inc.	88,059	556
*	Yext Inc.	143,846	552
*	Cleanspark Inc.	63,755	543
	Napco Security Technologies Inc.	13,478	531
*	Q2 Holdings Inc.	10,856	514
*	PDF Solutions Inc.	15,172	496
*,1	Ondas Inc.	53,557	484
*	Quantum Computing Inc.	66,799	458
*	ACM Research Inc. Class A	10,848	427
*	Cipher Digital Inc.	25,584	329
*	Upland Software Inc.	130,653	87
			315,559
Materials (5.1%)
*	Constellium SE	512,534	12,598
	Kaiser Aluminum Corp.	75,130	9,054
	Element Solutions Inc.	226,253	7,724
*	Century Aluminum Co.	119,929	7,039
	Huntsman Corp.	414,119	5,512
	Myers Industries Inc.	253,257	5,364
	Warrior Met Coal Inc.	56,812	5,292
	Solstice Advanced Materials Inc.	66,563	5,069
	SunCoke Energy Inc.	725,558	4,723
	Commercial Metals Co.	73,210	4,497
	Minerals Technologies Inc.	55,766	3,955
	Scotts Miracle-Gro Co.	64,745	3,937
*	O-I Glass Inc.	373,210	3,922
	Balchem Corp.	20,730	3,513
	United States Lime & Minerals Inc.	26,187	3,420
	Louisiana-Pacific Corp.	41,037	2,986
	Innospec Inc.	39,362	2,874
*	Intrepid Potash Inc.	65,997	2,823
	Mativ Holdings Inc.	302,761	2,634
	Koppers Holdings Inc.	66,377	2,568
	Celanese Corp.	38,586	2,538
	Avient Corp.	69,601	2,527
*	Compass Minerals International Inc.	107,268	2,505
*	Perimeter Solutions Inc.	83,638	2,043
	HB Fuller Co.	32,768	2,021
	Chemours Co.	86,967	1,916
*	Ingevity Corp.	24,171	1,722
	Hecla Mining Co.	89,029	1,659
*	Alpha Metallurgical Resources Inc.	7,423	1,524
	Sensient Technologies Corp.	17,172	1,484
	Orion SA	171,606	1,116
	AdvanSix Inc.	40,167	980
	TriMas Corp.	24,719	888
*	Clearwater Paper Corp.	48,128	692
	Materion Corp.	4,378	633
	Sylvamo Corp.	11,018	465
			124,217
Real Estate (6.5%)
	Brixmor Property Group Inc.	625,459	18,013
	Xenia Hotels & Resorts Inc.	817,243	12,120
	COPT Defense Properties	384,801	11,775
	First Industrial Realty Trust Inc.	180,081	10,418
	Highwoods Properties Inc.	456,639	9,777
	Cousins Properties Inc.	407,025	9,187
	Outfront Media Inc.	304,998	8,082

Strategic Small-Cap Equity Fund
		Shares	Market Value• ($000)
	American Assets Trust Inc.	415,881	7,656
	Phillips Edison & Co. Inc.	167,871	6,282
	Broadstone Net Lease Inc.	310,954	5,681
	DiamondRock Hospitality Co.	600,767	5,629
*	Cushman & Wakefield Ltd.	440,473	5,400
	STAG Industrial Inc.	136,482	4,922
	Urban Edge Properties	239,261	4,780
	Millrose Properties Inc.	168,538	4,719
	Newmark Group Inc. Class A	309,608	4,641
	Tanger Inc.	111,786	3,798
	Summit Hotel Properties Inc.	823,809	3,641
	Marcus & Millichap Inc.	136,198	3,622
	Chatham Lodging Trust	350,455	2,758
	InvenTrust Properties Corp.	79,481	2,421
	Whitestone REIT	134,676	2,175
	Universal Health Realty Income Trust	48,660	1,969
	Sabra Health Care REIT Inc.	95,088	1,829
*	Opendoor Technologies Inc.	348,717	1,632
*	Piedmont Realty Trust Inc.	243,598	1,600
	One Liberty Properties Inc.	51,809	1,112
*	Compass Inc. Class A	138,301	1,011
	Community Healthcare Trust Inc.	52,894	840
	Getty Realty Corp.	18,455	587
	Sunstone Hotel Investors Inc.	46,715	421
*	RE / MAX Holdings Inc. Class A	67,810	391
			158,889
Utilities (3.0%)
	National Fuel Gas Co.	152,589	14,337
	Avista Corp.	353,407	14,186
	Portland General Electric Co.	222,101	11,720
	Spire Inc.	97,189	8,800
	Black Hills Corp.	83,455	5,793
	Unitil Corp.	59,463	3,106
	New Jersey Resources Corp.	54,500	2,993
	ONE Gas Inc.	33,952	2,924
	California Water Service Group	58,629	2,658
*	Hallador Energy Co.	161,269	2,626
	American States Water Co.	33,654	2,545
	MGE Energy Inc.	18,313	1,415
*	XPLR Infrastructure LP	87,016	924
			74,027
Total Common Stocks (Cost $2,087,672)			2,435,570
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
[2,3]	Vanguard Market Liquidity Fund, 3.687% (Cost $13,599)	136,010	13,600
Total Investments (99.9%) (Cost $2,101,271)			2,449,170
Other Assets and Liabilities—Net (0.1%)			3,675
Net Assets (100%)			2,452,845
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $6,409.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $6,385 was received for securities on loan.
REIT—Real Estate Investment Trust.

Strategic Small-Cap Equity Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	June 2026	133	16,706	(17)

See accompanying Notes, which are an integral part of the Financial Statements.

Strategic Small-Cap Equity Fund
Statement of Assets and Liabilities
As of March 31, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $2,087,672)	2,435,570
Affiliated Issuers (Cost $13,599)	13,600
Total Investments in Securities	2,449,170
Investment in Vanguard	58
Cash	536
Cash Collateral Pledged—Futures Contracts	853
Receivables for Investment Securities Sold	5,949
Receivables for Accrued Income	2,042
Receivables for Capital Shares Issued	1,619
Variation Margin Receivable—Futures Contracts	332
Total Assets	2,460,559
Liabilities
Payables for Investment Securities Purchased	27
Collateral for Securities on Loan	6,385
Payables for Capital Shares Redeemed	1,079
Payables to Vanguard	223
Total Liabilities	7,714
Net Assets	2,452,845
1 Includes $6,409 of securities on loan.
At March 31, 2026, net assets consisted of:

Paid-in Capital	1,980,139
Total Distributable Earnings (Loss)	472,706
Net Assets	2,452,845

Net Assets
Applicable to 56,700,171 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,452,845
Net Asset Value Per Share	$43.26

See accompanying Notes, which are an integral part of the Financial Statements.

Strategic Small-Cap Equity Fund
Statement of Operations

Six Months Ended March 31, 2026
($000)
Investment Income
Income
Dividends[1]	14,563
Interest[2]	231
Securities Lending—Net	104
Total Income	14,898
Expenses
The Vanguard Group—Note C
Investment Advisory Services	410
Management and Administrative	1,896
Marketing and Distribution	84
Custodian Fees	10
Shareholders’ Reports	31
Trustees’ Fees and Expenses	1
Other Expenses	8
Total Expenses	2,440
Net Investment Income	12,458
Realized Net Gain (Loss)
Investment Securities Sold[2]	135,710
Futures Contracts	661
Realized Net Gain (Loss)	136,371
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(20,271)
Futures Contracts	69
Change in Unrealized Appreciation (Depreciation)	(20,202)
Net Increase (Decrease) in Net Assets Resulting from Operations	128,627
1	Dividends are net of foreign withholding taxes of $56.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $211, ($1), and less than $1, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Strategic Small-Cap Equity Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2026	Year Ended September 30, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	12,458	21,418
Realized Net Gain (Loss)	136,371	136,187
Change in Unrealized Appreciation (Depreciation)	(20,202)	66,880
Net Increase (Decrease) in Net Assets Resulting from Operations	128,627	224,485
Distributions
Total Distributions	(159,716)	(160,231)
Capital Share Transactions
Issued	402,563	569,130
Issued in Lieu of Cash Distributions	142,377	141,499
Redeemed	(209,503)	(403,598)
Net Increase (Decrease) from Capital Share Transactions	335,437	307,031
Total Increase (Decrease)	304,348	371,285
Net Assets
Beginning of Period	2,148,497	1,777,212
End of Period	2,452,845	2,148,497

See accompanying Notes, which are an integral part of the Financial Statements.

Strategic Small-Cap Equity Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2026	Year Ended September 30,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$43.88	$42.74	$33.17	$30.44	$43.90	$28.48
Investment Operations
Net Investment Income[1]	.236	.475	.444	.413	.462	.435
Net Realized and Unrealized Gain (Loss) on Investments	2.342	4.482	10.060	4.669	(6.143)	15.424
Total from Investment Operations	2.578	4.957	10.504	5.082	(5.681)	15.859
Distributions
Dividends from Net Investment Income	(.453)	(.404)	(.436)	(.366)	(.507)	(.439)
Distributions from Realized Capital Gains	(2.745)	(3.413)	(.498)	(1.986)	(7.272)	—
Total Distributions	(3.198)	(3.817)	(.934)	(2.352)	(7.779)	(.439)
Net Asset Value, End of Period	$43.26	$43.88	$42.74	$33.17	$30.44	$43.90
Total Return[2]	6.00%	12.60%	32.09%	17.11%	-16.24%	56.05%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,453	$2,148	$1,777	$1,294	$1,194	$1,619
Ratio of Total Expenses to Average Net Assets	0.21%	0.23%	0.26%[3]	0.26%[3]	0.26%	0.26%
Ratio of Net Investment Income to Average Net Assets	1.09%	1.19%	1.17%	1.23%	1.24%	1.08%
Portfolio Turnover Rate	30%	66%	64%	69%	72%	76%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.26%.

See accompanying Notes, which are an integral part of the Financial Statements.

Strategic Small-Cap Equity Fund
Notes to Financial Statements
Vanguard Strategic Small-Cap Equity Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended March 31, 2026, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be

Strategic Small-Cap Equity Fund
called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Portfolio Management, LLC.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At March 31, 2026, the fund had contributed to Vanguard capital in the amount of $58,000, representing less than 0.01% of the fund’s net assets and 0.02% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At March 31, 2026, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.
E.	As of March 31, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	2,103,254
Gross Unrealized Appreciation	537,114
Gross Unrealized Depreciation	(191,215)
Net Unrealized Appreciation (Depreciation)	345,899
F.	During the six months ended March 31, 2026, the fund purchased $885,776,000 of investment securities and sold $699,606,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended March 31, 2026, such purchases were $3,499,000 and sales were $17,623,000, resulting in net realized gain of $1,437,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital shares issued and redeemed were:

	Six Months Ended March 31, 2026	Year Ended September 30, 2025
	Shares (000)	Shares (000)
Issued	9,144	13,955
Issued in Lieu of Cash Distributions	3,348	3,588
Redeemed	(4,760)	(10,161)
Net Increase (Decrease) in Shares Outstanding	7,732	7,382
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.

Strategic Small-Cap Equity Fund
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q6152 052026

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Trustees Approve Advisory Arrangement - Capital Opportunity Fund

In November 2025, a majority of independent trustees of the board of Vanguard Capital Opportunity Fund (Trustees) approved an amendment to the existing investment advisory agreement with PRIMECAP Management Company (PRIMECAP) (the Amended Agreement), changing PRIMECAP’s fee structure. Under the Amended Agreement, the fund pays PRIMECAP a base fee that will be adjusted up or down to reflect the fund’s investment performance relative to that of the Russell 3000 Growth Index. The Trustees noted that the new fee structure better aligns PRIMECAP’s compensation with client outcomes and the fund’s current management strategies. The Trustees determined the foregoing actions were in the best interests of the fund and its shareholders.

The Trustees had previously renewed the fund’s investment advisory arrangement with PRIMECAP in September 2025.

The Trustees based their decisions upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the trustees by Vanguard’s Oversight and Manager Search team (OMS), which is responsible for fund and advisor oversight and product management. OMS met regularly with the advisor and made presentations to the trustees during the fiscal year that directed their focus to relevant information and topics.

The Trustees also received information throughout the year during advisor presentations conducted by the Oversight and Manager Search team. For each advisor presentation, the trustees were provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the Trustees received periodic reports throughout the year, which included information about each fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Oversight and Manager Search team’s ongoing assessment of the advisor.

Prior to their meeting, the Trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the trustees approved the arrangement. Rather, it was the totality of the circumstances that drove the trustees’ decision.

Nature, extent, and quality of services

The Trustees reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The Trustees considered that PRIMECAP, founded in 1983, located in Pasadena, CA, is recognized for its long-term approach to growth-equity investing. The portfolio managers are responsible for separate sub-portfolios, and each portfolio manager employs a fundamental, research-driven approach in seeking to identify companies with long-term growth potential that the market has yet to appreciate. The multi-counselor approach that the advisor employs is designed to emphasize individual decision-making and enable the portfolio managers to invest only in their highest conviction ideas. PRIMECAP’s fundamental research focuses on developing opinions independent from Wall Street’s consensus and maintaining a long-term horizon. PRIMECAP has managed the fund since 1998. The trustees concluded that the advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The trustees considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The trustees concluded that the performance was such that the advisory arrangement should continue.

Cost

The trustees concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also below the peer-group average.

The trustees did not consider the profitability of PRIMECAP in determining whether to approve the advisory fee, because PRIMECAP is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations.

The benefit of economies of scale

The trustees concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the fund’s advisory fee schedule for PRIMECAP. The breakpoints reduce the effective rate of the fee as the fund’s assets increase.

The trustees will consider whether to renew the advisory arrangement again after a one-year period.

Trustees Approve Advisory Arrangements - Global Equity Fund

A majority of independent trustees of the board of Vanguard Global Equity Fund (Trustees) has renewed the fund’s investment advisory arrangement with Baillie Gifford Overseas Ltd. (Baillie Gifford), Wellington Management Company LLP (Wellington Management) and Pzena Investment Management, LLC (Pzena). The Trustees determined that renewing the fund’s advisory arrangements was in the best interests of the fund and its shareholders.

The trustees based their decisions upon an evaluation of each advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the trustees by Vanguard’s Oversight and Manager Search team (OMS), which is responsible for fund and advisor oversight and product management. OMS met regularly with the advisors and made presentations to the trustees during the fiscal year that directed the trustees’ focus to relevant information and topics.

The trustees also received information throughout the year during advisor presentations conducted by OMS. For each advisor presentation, the trustees was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the Trustees received periodic reports throughout the year, which included information about the portfolio’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on OMS’s ongoing assessment of the advisor.

Prior to their meeting, the Trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the trustees approved the arrangements. Rather, it was the totality of the circumstances that drove the trustees’ decisions.

Nature, extent, and quality of services

The Trustees reviewed the quality of each advisor’s investment management services provided to the fund over both the short and long term; it also took into account the organizational depth and stability of each advisor. The trustees considered the following:

Baillie Gifford. Baillie Gifford Overseas Ltd—which is wholly owned by Baillie Gifford & Co., founded in 1908—is among the largest independently owned investment management firms in the United Kingdom. Baillie Gifford’s investment approach is based on long-term investments in well-managed businesses that enjoy sustainable competitive advantages in their marketplaces. The team invests in three categories of growth stocks: (1) compounders, or companies with durable franchises; (2) disruptors, or early stage companies with innovative products or services and a large opportunity for future growth; and (3) capital allocators, or companies highly subject to capital cycles that have strong structural growth prospects and management teams with high capital allocation ability. Baillie Gifford has managed a portion of the fund since 2008.

Wellington Management. Wellington Management, founded in 1928, is among the nation’s oldest and most respected institutional investment managers. Co-Portfolio Managers Michael Masdea and Brian Barbetta bring their deep expertise in technology and internet-related sectors and utilize Wellington Management’s best-in-class firm resources to form a complementary partnership. The portfolio managers utilize their proprietary framework to score companies according to trends, innovation, barriers, risks and sustainability in evaluating names and constructing the framework for the portfolio. Wellington Management has managed a portion of the fund since 2022.

Pzena. Founded in 1995, Pzena Investment Management, LLC is an independent investment management firm that uses a deep value investment strategy in a range of domestic and international portfolios. The advisor’s deep value investment philosophy, focused acutely on companies in the cheapest quintile of price-to-normalized earnings, is applied universally throughout the firm. Recent investment results prove the benefits of Pzena’s steadfast commitment to deep value investing. Pzena has managed a portion of the fund since 2022.

The Trustees concluded that each advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The Trustees considered the short- and long-term performance of each advisor’s sub-portfolio, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The Trustees concluded that the performance was such that the advisory arrangements should continue.

Cost

The Trustees concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was below its peer group average.

The Trustees did not consider the profitability of Baillie Gifford, Wellington Management or Pzena in determining whether to approve the advisory fees, because the firms are independent of Vanguard and the advisory fees are the result of arm’s-length negotiations.

The benefit of economies of scale

The Trustees concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the fund’s advisory fee schedule for Baillie Gifford, Wellington Management and Pzena. The breakpoints reduce the effective rate of the fees as the fund’s assets managed by each firm increase.

The Trustees will consider whether to renew the advisory arrangements again after a one-year period.

Trustees Approve Advisory Arrangement - Strategic Equity Fund and Strategic Small-Cap Equity Fund

A majority of independent trustees of the board of Vanguard Strategic Equity Fund and Vanguard Strategic Small-Cap Equity Fund (Trustees) has approved a restructuring of each fund’s management structure whereby the Vanguard Group, Inc. (Vanguard) will now provide investment advisory services to each fund through its subsidiary, Vanguard Portfolio Management LLC (VPM). The trustees determined that approving the advisory arrangements was in the best interests of each fund and its shareholders.

The Trustees based their decisions upon an evaluation of VPM’s investment staff, fund management process, and performance. This evaluation included information provided by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Trustees considered the factors discussed below, among others. However, no single factor determined whether to approve the arrangements. Rather, it was the totality of the circumstances that drove the Trustee’s decisions.

Nature, extent, and quality of services

The Trustees considered the quality of the investment management services to be provided to each fund and took into account the organizational depth and stability of Vanguard and VPM. The Trustees considered that Vanguard has been managing investments for more than four decades. The Quantitative Equity group, now within VPM, adheres to the same sound, disciplined investment management process and has considerable experience, stability and depth. The Quantitative Equity group seeks to generate consistent, risk-controlled alpha through quantitative models that emphasize securities with attractive valuations, good business models, solid growth prospects, and positive market sentiment.

The Trustees concluded that VPM’s experience, stability, depth, and performance, among other factors, warranted approval of the advisory arrangements.

Investment performance

The Trustees determined that VPM’s Quantitative Equity group, in its management of Vanguard funds, including the fund, has a track record of consistent performance and disciplined investment processes. The Trustees concluded the performance was such that the advisory arrangements warranted approval.

Cost

The Trustees concluded that each fund’s expense ratio will remain below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses will also continue to be below the peer-group average.

The Trustees do not conduct a profitability analysis of Vanguard in providing investment advisory services through VPM because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The Trustees concluded that each fund’s arrangement with Vanguard, and services rendered through VPM, ensure that each fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The Trustees will consider whether to renew each advisory arrangement again after a one-year period.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no changes in the Registrant’s Internal Control Over Financial Reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD HORIZON FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: May 26, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD HORIZON FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: May 26, 2026

VANGUARD HORIZON FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: May 26, 2026

* By:	/s/ Natalie Lamarque

Natalie Lamarque, pursuant to a Power of Attorney filed on December 19, 2025 (see File Number 33-49023), and to a Power of Attorney filed on February 27, 2026 (see File Number 333-177613), Incorporated by Reference.